UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

BROOKFIELD PLACE

250 VESEY STREET 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Shareholders.

Brookfield Investment Management
2018
SEMI-ANNUAL REPORT
June 30, 2018
Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield U.S. Listed Real Estate Fund
Brookfield Real Assets Securities Fund

IN PROFILE
Brookfield Investment Management (the “Firm”) is an SEC-registered investment adviser and represents the Public Securities platform of Brookfield Asset Management. The Firm provides global listed real assets strategies including real estate equities, infrastructure equities, real asset debt and diversified real assets. With approximately $20 billion of assets under management as of June 30, 2018, the Firm manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. The Firm is a wholly owned subsidiary of Brookfield Asset Management, a leading global alternative asset manager with over $285 billion of assets under management as of June 30, 2018. For more information, go to www.brookfield.com.
Brookfield Investment Funds is managed by Brookfield Investment Management. The Trust uses its website as a channel of distribution of material company information. Financial and other material information regarding the Fund is routinely posted on and accessible at www.brookfield.com.

This report is for shareholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Shareholders

Dear Shareholders,
We are pleased to provide the Semi-Annual Report for Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”) and Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) (each, a “Fund,” and, collectively, the “Funds”) for the six-month period ended June 30, 2018.
The first half of 2018 was mixed for global markets. In the first quarter, the MSCI World Index1 snapped a seven quarter streak of positive total returns. The decline was largely driven by fears that rising inflation, tighter job markets and fiscal stimulus would accelerate the pace of U.S. interest-rate hikes. Those fears appeared to subside in the second half of the period, with global equities rebounding to post a slight year-to-date gain through June.
Over the six-month period, real asset equities slightly trailed global equities. Meaningful outperformance in the latter four months of the period was not enough to overcome the deficit during the first two months, when sentiment in our asset classes was particularly negative in response to interest rate concerns.
Real asset debt performed in line with broader global credit during the period. Within the real asset debt universe, natural resources and infrastructure outperformed, while real estate lagged. Higher oil prices were the principal driver behind natural resources performance, while telecommunications drove infrastructure returns.
In addition to uncertainty around rates and inflation, prospects for a global trade war created unease for capital markets in the first half of 2018. Over the course of 2018, the U.S. exchanged tit-for-tat tariffs with key trading partners across the globe—China, Canada, Mexico and the Eurozone—on products ranging from whiskey to automobiles. Markets have largely shrugged off these measures thus far, but the implications to global growth may not be seen for a number of quarters.
Global economic expansion continued to be led by the U.S., where solid growth has been buoyed by continued job gains and tax cuts, while pressures from rising interest rates and inflation are still benign. In response, the U.S. Federal Open Market Committee raised the federal funds rate by 25 basis points on two occasions in the first half of 2018. It also continued to reduce the size of its $4.3 trillion balance sheet. Eurozone growth was less moderate and therefore the European Central Bank indicated it would not raise rates until 2019. Europe’s central bank did, however, indicate it would end its bond-purchasing program by the end of 2018.
To fully assess how the prospect for higher rates can impact the performance of listed real assets, we think it is important to contextualize why rates are moving higher. U.S. interest rates are moving higher on the heels of the reflationary stage of economic expansion. When these conditions have accompanied rising rates in the past, the performance of real assets has usually trailed in the early stages of the cycle, but was then buoyed by the positive effects of economic growth and inflation. Specifically, this backdrop is what potentially allows REITs to increase rents as demand for space increases along with economic expansion and job growth. It also potentially provides pricing power to infrastructure companies—which generally have regulated or contracted revenues with ties to inflation—and fuels the demand for natural resources.
We also think it’s important to outline the implications that higher rates can have on portfolio construction. As value-based investors, we saw a number of opportunities present themselves during the period as securities overreacted to fears of higher rates. Within real estate, for example, the longer leases in the healthcare sector tend to make these companies more sensitive to short-term moves in rates. We found opportunities to add exposure to high quality names which sold off early in the year. And within infrastructure, headwinds of higher interest rates (relative to recent history) continued to weigh on utilities in the near term. This gave us the opportunity to rotate into higher quality stocks that we previously may have avoided due to what we felt were elevated valuations.
These are just two examples that highlight where we can tilt our exposure as valuations oscillate when market conditions change. As central banks across the globe embark on the task of winding down unprecedented quantitative easing programs, we think we will see a broader dispersion of returns across our investment universes. We believe this will result in more value opportunities—in the form of both under and overvalued securities.
2018 Semi-Annual Report1

Letter to Shareholders (continued)

Moving forward, we expect global economic growth to continue its path of modest growth, albeit potentially interrupted by periods of heightened uncertainty relating to interest rates, inflation and trade policy tensions. The current backdrop of moderate global growth—with interest rates and inflation still below historical norms—is in our view, positive for investing in real assets.
In addition to performance information, this report provides the Funds’ unaudited financial statements as of June 30, 2018.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfield.com for more information. Thank you for your support.
Sincerely,
Brian F. Hurley
President
Brookfield Investment Funds
Craig Noble, CFA
CEO, Chief Investment Officer and Portfolio Manager
Brookfield Investment Management Inc.

2Brookfield Investment Management Inc.

Letter to Shareholders (continued)

Past performance is no guarantee of future results.
Must be preceded or accompanied by a prospectus.
1 The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Indices are not managed and an investor cannot invest directly in an index.
These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on June 30, 2018 and subject to change based on subsequent developments.
The Funds’ portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Funds currently hold these securities. Please refer to the Schedules of Investments contained in this report for a full listing of Funds’ holdings.
Mutual fund investing involves risk. Principal loss is possible.
Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.
A basis point (bps) is a unit that is equal to 1/100 of 1%, and is used to denote the change in a financial instrument.
Diversification does not assure a profit, nor does it protect against a loss in a declining market.
2018 Semi-Annual Report3

About Your Fund’s Expenses (Unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges and redemption fees on redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Fund Return
The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.
	Annualized Expense Ratio	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During Period (01/01/18– 06/30/18) (1)
INFRASTRUCTURE FUND
Actual
Class A Shares	1.35%	$1,000.00	$ 990.30	$ 6.66
Class C Shares	2.10%	1,000.00	986.60	10.34
Class Y Shares	1.10%	1,000.00	990.90	5.43
Class I Shares	1.10%	1,000.00	991.70	5.43
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.10	6.76
Class C Shares	2.10%	1,000.00	1,014.38	10.49
Class Y Shares	1.10%	1,000.00	1,019.34	5.51
Class I Shares	1.10%	1,000.00	1,019.34	5.51
4Brookfield Investment Management Inc.

About Your Fund’s Expenses (Unaudited)  (continued)

	Annualized Expense Ratio	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)	Expenses Paid During Period (01/01/18– 06/30/18) (1)
GLOBAL REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,000.80	$ 5.95
Class C Shares	1.95%	1,000.00	997.20	9.66
Class Y Shares	0.95%	1,000.00	1,002.00	4.72
Class I Shares	0.95%	1,000.00	1,002.00	4.72
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76
U.S. REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,003.70	$ 5.96
Class C Shares	1.95%	1,000.00	1,000.30	9.67
Class Y Shares	0.95%	1,000.00	1,004.30	4.72
Class I Shares	0.95%	1,000.00	1,005.30	4.72
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76
REAL ASSETS SECURITIES FUND
Actual
Class A Shares	1.35%	$1,000.00	$ 990.90	$ 6.66
Class C Shares	2.10%	1,000.00	988.90	10.36
Class Y Shares	1.10%	1,000.00	991.90	5.43
Class I Shares	1.10%	1,000.00	991.90	5.43
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.10	6.76
Class C Shares	2.10%	1,000.00	1,014.38	10.49
Class Y Shares	1.10%	1,000.00	1,019.34	5.51
Class I Shares	1.10%	1,000.00	1,019.34	5.51
(1)	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 181/365 (to reflect a six-month period).
2018 Semi-Annual Report5

Fund Performance  (Unaudited)
All Periods Ended June 30, 2018

Average Annual Total Returns for Periods Ended June 30, 2018.	Six Months†	One Year	Three Years	Five Years	Since Inception
INFRASTRUCTURE FUND
Class A Shares (excluding sales charge)	-0.97%	0.51%	1.89%	3.83%	6.78% [2]
Class A Shares (including sales charge)	-5.64%	-4.28%	0.25%	2.83%	5.98% [2]
Class C Shares (excluding sales charge)	-1.34%	-0.26%	1.13%	3.05%	4.92% [3]
Class C Shares (including sales charge)	-2.32%	-1.22%	1.13%	3.05%	4.92% [3]
Class Y Shares	-0.91%	0.72%	2.11%	4.09%	7.16% [1]
Class I Shares	-0.83%	0.72%	2.14%	4.09%	7.17% [1]
Dow Jones Brookfield Global Infrastructure Composite Index[7]	-1.31%	1.18%	3.48%	6.08%	8.48% [6]
GLOBAL REAL ESTATE FUND
Class A Shares (excluding sales charge)	0.08%	4.80%	5.30%	7.15%	8.46% [3]
Class A Shares (including sales charge)	-4.71%	-0.20%	3.61%	6.12%	7.60% [3]
Class C Shares (excluding sales charge)	-0.28%	4.03%	4.55%	6.36%	7.66% [3]
Class C Shares (including sales charge)	-1.26%	3.03%	4.55%	6.36%	7.66% [3]
Class Y Shares	0.20%	5.15%	5.60%	7.42%	10.65% [1]
Class I Shares	0.20%	5.07%	5.58%	7.41%	10.63% [1]
FTSE EPRA/NAREIT Developed Index[8]	0.91%	6.70%	6.70%	6.88%	9.84% [6]
U.S. REAL ESTATE FUND
Class A Shares (excluding sales charge)	0.37%	0.89%	4.55%	N/A	7.39% [4]
Class A Shares (including sales charge)	-4.38%	-3.91%	2.86%	N/A	6.24% [4]
Class C Shares (excluding sales charge)	0.03%	0.24%	3.92%	N/A	6.65% [4]
Class C Shares (including sales charge)	-0.95%	-0.73%	3.92%	N/A	6.65% [4]
Class Y Shares	0.43%	1.18%	4.96%	N/A	7.73% [4]
Class I Shares	0.53%	1.19%	4.94%	N/A	7.67% [4]
MSCI US REIT Total Return Index[9]	1.19%	3.57%	8.05%	N/A	9.83% [6]
REAL ASSETS SECURITIES FUND
Class A Shares (excluding sales charge)	-0.91%	1.63%	2.22%	N/A	0.82% [5]
Class A Shares (including sales charge)	-5.63%	-3.24%	0.56%	N/A	-0.53% [5]
Class C Shares (excluding sales charge)	-1.11%	1.16%	1.61%	N/A	0.20% [5]
Class C Shares (including sales charge)	-2.08%	0.18%	1.61%	N/A	0.20% [5]
Class Y Shares	-0.81%	1.64%	2.29%	N/A	0.91% [5]
Class I Shares	-0.81%	1.75%	2.29%	N/A	0.88% [5]
MSCI World Index[10]	0.76%	11.70%	9.10%	N/A	8.10% [6]
S&P Real Assets Total Return Index[11]	-0.46%	5.85%	N/A	N/A [13]	N/A [13]
RAS Custom Benchmark[12]	-0.42%	3.62%	4.28%	N/A	2.38% [12]
† Returns for less than one year are not annualized.
1 Operations commenced on December 1, 2011.
2 Operations commenced on December 29, 2011.
3 Operations commenced on May 1, 2012.
4 Operations commenced on December 11, 2013.
5 Operations commenced on November 19, 2014.
6 Returns reference Class I's inception date.
7 The Dow Jones Brookfield Global Infrastructure Composite Index was created on July 1, 2008 and is comprised of infrastructure companies with at least 70% of its annual cash flows derived from owning and operating infrastructure assets. The Index is maintained by S&P Dow Jones Indexes. The Index is not affiliated with Brookfield and as such, Brookfield does not select securities for inclusion in the index. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.
8 The FTSE EPRA/NAREIT Developed Index is calculated by the FTSE Group. Performance is calculated by price, total return and net total return and the Index is calculated daily. Constituents must meet minimum market capitalization, liquidity requirements, and real estate activity requirements in order to be included within the Index. North American and Asian companies must be of a minimum of US$200 million in market capitalization with liquidity of US$100 million. European companies are bound by €50 million (approximately $60 million) market cap minimum and liquidity of €25 million (approximately $30 million). The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does
6Brookfield Investment Management Inc.

Fund Performance  (Unaudited) (continued)
All Periods Ended June 30, 2018

not predict or depict the performance of the Fund.
9 The MSCI US REIT Total Return Index is a total return market capitalization-weighted index which prices once per day after market close. It is calculated by MSCI and is composed of equity REITs that are included in the MSCI U.S. Investable Market 2500. The Index does not reflect deduction for fees, expenses or taxes. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.
10 The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed markets. The Index does not reflect deduction for fees, expenses or taxes. The Index is unmanaged and, unlike the Fund, is not affected by cash flows or trading and other expenses. It is not possible to invest directly in an index.
11 The S&P Real Assets Total Return Index measures global property, infrastructure, commodities and inflation-linked bonds using liquid component indexes that track equities (representing 50% of the index), fixed income (representing 40% of the index) and futures (representing 10% of the index).
12 RAS Custom Benchmark refers to the Blended Index, as referenced in the Fund's prospectus. The Blended Index for the period from October 1, 2016 forward consists of 35% FTSE EPRA/NAREIT Developed Index, 5% BofA Merrill Lynch Preferred Stock REITs 7% Constrained Index, 40% Dow Jones Brookfield Global Infrastructure Index, 5% Alerian MLP Index, and 15% the ICE BofA Merrill Lynch Global High Yield Index and ICE BofA Merrill Lynch Global Corporate Index, weighted 70% and 30%, respectively. For the period from November 19, 2014 through September 30, 2016, the Blended Index consisted of 33.33% Dow Jones Brookfield Global Infrastructure Composite Index, 33.33% FTSE EPRA/NAREIT Developed Index, 13.33% the BofA Merrill Lynch Global High Yield Index and BofA Merrill Lynch Global Corporate Index, weighted 70% and 30%, respectively, 10% S&P Global Natural Resources Index, 6.66% Bloomberg Commodity Index and 3.33% Barclays Global Inflation-Linked Index. The Bloomberg Barclays Global Inflation-Linked Index includes securities which offer the potential for protection against inflation as their cash flows are linked to an underlying inflation index. All securities included in the index have to be issued by an investment-grade rated sovereign in its local currency. The Bloomberg Commodity Index is a broadly diversified index composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metals Exchange. The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indices and comprises infrastructure companies with at least 70% of its annual cash flows derived from owning and operating infrastructure assets, including Master Limited Partnerships ("MLPs"). The Dow Jones Brookfield Index is not affiliated with Brookfield and as such, Brookfield does not select securities for inclusion in the index. The ICE BofA Merrill Lynch Global Corporate Index is an unmanaged, commonly accepted measure of the performance of global investment grade corporate securities. Index returns are calculated monthly, assume reinvestment of dividends. The BofA Merrill Lynch Preferred Stock REITs 7% Constrained Index contains all securities in The BofA Merrill Lynch U.S. Fixed Rate Preferred Securities Index that are REITs, but caps issuer exposure at 7%. The S&P Global Natural Resource Equities Index includes 90 of the largest publicly traded companies in natural resources and commodities businesses across three primary commodity related sectors: Agribusiness, Energy and Metals & Mining. The S&P Real Assets Index measures global property, infrastructure, commodities and inflation-linked bonds using liquid component indexes that track equities (representing 50% of the index), fixed income (representing 40% of the index) and futures (representing 10% of the index). These indices do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund. The BofA Merrill Lynch Global Corporate Index and The BofA Merrill Lynch Global High Yield Index are used with permission by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofAML"). BofAML permits use of the BofAML indices and related data on an "As Is" Basis, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofAML indices or any data included in, related to, or derived therefrom, assumes no liability in connection with the use of the foregoing, and does not sponsor, endorse, or recommend Brookfield Investment Management Inc., or any of its products or services.
13 Data for the S&P Real Assets Index is unavailable prior to its inception date of December 31, 2015.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855.244.4859. Through August 31, 2016, the Funds imposed a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower. Performance shown including sales charge reflects the Class A maximum sales charge of 4.75% and the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance data excluding sales charge does not reflect the deduction of the sales charge or CDSC and if reflected, the sales charge or fee would reduce the performance quoted.
Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.
2018 Semi-Annual Report7

Brookfield Global Listed Infrastructure Fund
Portfolio Characteristics  (Unaudited)
June 30, 2018

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	52.3%
Canada	13.6%
United Kingdom	8.5%
France	8.3%
Spain	4.0%
Italy	3.1%
Australia	2.0%
China	2.0%
Denmark	2.0%
Mexico	1.4%
New Zealand	1.1%
Japan	0.5%
Hong Kong	0.4%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Pipelines	18.1%
Master Limited Partnerships	14.8%
Toll Roads	13.5%
Electricity Transmission & Distribution	11.6%
Renewables/Electric Generation	9.8%
Communications	9.3%
Midstream	9.1%
Gas Utilities	4.8%
Airports	3.8%
Water	3.5%
Rail	0.5%
Ports	0.4%
Other Assets in Excess of Liabilities	0.8%
Total	100.0%

TOP TEN HOLDINGS
Enbridge, Inc.	7.7%
American Tower Corp.	6.2%
National Grid PLC	5.5%
Enterprise Products Partners LP	5.3%
Vinci SA	4.8%
The Williams Companies, Inc.	3.9%
Kinder Morgan, Inc.	3.8%
Energy Transfer Partners LP	3.6%
TransCanada Corp.	3.1%
Pembina Pipeline Corp.	2.8%
8Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
June 30, 2018

	Shares	Value
COMMON STOCKS – 99.2%
AUSTRALIA – 2.0%
Toll Roads – 2.0%
Atlas Arteria Ltd.	506,700	$ 2,411,143
Transurban Group	255,700	2,264,304
Total Toll Roads		4,675,447
Total AUSTRALIA		4,675,447
CANADA – 13.6%
Pipelines – 13.6%
Enbridge, Inc.	491,300	17,564,447
Pembina Pipeline Corp.	186,400	6,455,553
TransCanada Corp.	164,035	7,097,182
Total Pipelines		31,117,182
Total CANADA		31,117,182
CHINA – 2.0%
Airports – 0.4%
Beijing Capital International Airport Company Ltd.	780,600	819,966
Gas Utilities – 0.7%
ENN Energy Holdings Ltd.	159,500	1,562,046
Pipelines – 0.4%
Kunlun Energy Company Ltd.	1,185,300	1,035,177
Water – 0.5%
Guangdong Investment Ltd.	768,300	1,215,939
Total CHINA		4,633,128
DENMARK – 2.0%
Renewables/Electric Generation – 2.0%
Orsted A/S [1]	75,900	4,585,965
Total DENMARK		4,585,965
FRANCE – 8.3%
Airports – 0.7%
Aeroports de Paris	7,000	1,581,234
Communications – 0.8%
Eutelsat Communications SA	84,000	1,738,402
Toll Roads – 6.8%
Getlink	344,200	4,718,942
Vinci SA	114,500	10,991,001
Total Toll Roads		15,709,943
Total FRANCE		19,029,579
HONG KONG – 0.4%
Ports – 0.4%
Hutchison Port Holdings Trust	3,541,900	988,523
Total HONG KONG		988,523
ITALY – 3.1%
Gas Utilities – 0.1%
Italgas SpA	32,123	176,803

See Notes to Financial Statements.
2018 Semi-Annual Report9

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
Renewables/Electric Generation – 0.8%
Enel SpA	343,700	$ 1,904,507
Toll Roads – 2.2%
Atlantia SpA	168,600	4,970,706
Total ITALY		7,052,016
JAPAN – 0.5%
Rail – 0.5%
East Japan Railway Co.	12,300	1,177,914
Total JAPAN		1,177,914
MEXICO – 1.4%
Airports – 0.4%
Grupo Aeroportuario del Pacifico SAB de CV	104,600	970,672
Pipelines – 0.3%
Infraestructura Energetica Nova SAB de CV	148,700	666,446
Toll Roads – 0.7%
Promotora y Operadora de Infraestructura SAB de CV	189,677	1,697,712
Total MEXICO		3,334,830
NEW ZEALAND – 1.1%
Airports – 1.1%
Auckland International Airport Ltd.	538,800	2,472,176
Total NEW ZEALAND		2,472,176
SPAIN – 4.0%
Airports – 1.2%
Aena SME SA [1]	15,400	2,788,127
Gas Utilities – 1.0%
Gas Natural SDG SA	80,800	2,136,019
Toll Roads – 1.8%
Ferrovial SA	203,307	4,160,196
Total SPAIN		9,084,342
UNITED KINGDOM – 8.5%
Electricity Transmission & Distribution – 5.5%
National Grid PLC	1,134,432	12,536,671
Water – 3.0%
Pennon Group PLC	256,600	2,683,530
Severn Trent PLC	160,700	4,190,051
Total Water		6,873,581
Total UNITED KINGDOM		19,410,252
UNITED STATES – 52.3%
Communications – 8.5%
American Tower Corp.	99,433	14,335,255
SBA Communications Corp. [2]	31,400	5,184,768
Total Communications		19,520,023
Electricity Transmission & Distribution – 6.1%
Edison International	61,000	3,859,470

See Notes to Financial Statements.
10Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
PG&E Corp.	102,734	$ 4,372,359
Sempra Energy	49,400	5,735,834
Total Electricity Transmission & Distribution		13,967,663
Gas Utilities – 3.0%
Atmos Energy Corp.	41,900	3,776,866
NiSource, Inc.	79,000	2,076,120
Southwest Gas Holdings, Inc.	15,300	1,166,931
Total Gas Utilities		7,019,917
Master Limited Partnerships – 14.8%
Energy Transfer Equity LP	136,700	2,358,075
Energy Transfer Partners LP	439,100	8,360,464
EnLink Midstream Partners LP	150,600	2,338,818
Enterprise Products Partners LP	441,969	12,229,282
MPLX LP	159,976	5,461,581
Plains All American Pipeline LP	132,100	3,122,844
Total Master Limited Partnerships		33,871,064
Midstream – 9.1%
Cheniere Energy, Inc. [2]	55,600	3,624,564
ONEOK Inc.	30,900	2,157,747
Targa Resources Corp.	123,800	6,126,862
The Williams Companies, Inc.	329,800	8,940,878
Total Midstream		20,850,051
Pipelines – 3.8%
Kinder Morgan, Inc.	490,600	8,668,902
Renewables/Electric Generation – 7.0%
American Electric Power Company, Inc.	37,800	2,617,650
CMS Energy Corp.	76,000	3,593,280
Entergy Corp.	52,300	4,225,317
FirstEnergy Corp.	65,300	2,344,923
NRG Energy, Inc.	31,100	954,770
Pattern Energy Group, Inc.	126,800	2,377,500
Total Renewables/Electric Generation		16,113,440
Total UNITED STATES		120,011,060
Total COMMON STOCKS (Cost $198,788,752)		227,572,414
Total Investments – 99.2% (Cost $198,788,752)		227,572,414
Other Assets in Excess of Liabilities – 0.8%		1,916,373
TOTAL NET ASSETS – 100.0%		$229,488,787

LP— Limited Partnership

1	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the total value of all such securities was $7,374,092 or 3.2% of net assets.
2	— Non-income producing security.

See Notes to Financial Statements.
2018 Semi-Annual Report11

Brookfield Global Listed Real Estate Fund
Portfolio Characteristics  (Unaudited)
June 30, 2018

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	55.0%
Japan	10.7%
United Kingdom	9.4%
Hong Kong	4.9%
Germany	4.3%
Australia	3.8%
France	3.7%
Spain	2.7%
Singapore	2.2%
China	0.8%
Netherlands	0.7%
Other Assets in Excess of Liabilities	1.8%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Office	25.9%
Diversified	17.7%
Residential	15.1%
Retail	11.7%
Healthcare	8.7%
Hotel	5.7%
Self Storage	4.7%
Industrial	3.0%
Net Lease	3.0%
Datacenters	2.7%
Other Assets in Excess of Liabilities	1.8%
Total	100.0%

TOP TEN HOLDINGS
Simon Property Group, Inc.	7.9%
Mitsui Fudosan Company Ltd.	4.9%
Land Securities Group PLC	4.5%
Mitsubishi Estate Company Ltd.	4.1%
Mid-America Apartment Communities, Inc.	3.7%
Public Storage	3.6%
AvalonBay Communities, Inc.	2.8%
American Homes 4 Rent	2.7%
Equinix, Inc.	2.7%
Merlin Properties Socimi SA	2.7%
12Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2018

	Shares	Value
COMMON STOCKS – 98.2%
AUSTRALIA – 3.8%
Diversified – 3.8%
Dexus	6,862,900	$ 49,328,855
The GPT Group	8,130,800	30,421,657
Total Diversified		79,750,512
Total AUSTRALIA		79,750,512
CHINA – 0.8%
Office – 0.8%
SOHO China Ltd.	33,268,100	15,781,192
Total CHINA		15,781,192
FRANCE – 3.7%
Hotel – 1.7%
Accor SA	719,619	35,244,054
Office – 2.0%
Gecina SA	245,877	41,075,848
Total FRANCE		76,319,902
GERMANY – 4.3%
Office – 0.9%
alstria office REIT-AG	1,277,692	19,196,354
Residential – 3.4%
Grand City Properties SA	832,790	21,590,459
Vonovia SE	1,036,655	49,271,619
Total Residential		70,862,078
Total GERMANY		90,058,432
HONG KONG – 4.9%
Diversified – 1.9%
Wharf Real Estate Investment Company Ltd.	5,556,712	39,456,869
Office – 2.5%
Hongkong Land Holdings Ltd.	7,105,700	50,798,145
Retail – 0.5%
Hysan Development Company Ltd.	1,861,930	10,392,348
Total HONG KONG		100,647,362
JAPAN – 10.7%
Diversified – 0.3%
Activia Properties, Inc.	1,535	7,033,934
Office – 9.5%
Hulic REIT, Inc.	5,985	9,272,593
Mitsubishi Estate Company Ltd.	4,933,055	86,115,884
Mitsui Fudosan Company Ltd.	4,247,000	102,302,906
Total Office		197,691,383
Residential – 0.9%
Leopalace21 Corp.	851,620	4,659,484

See Notes to Financial Statements.
2018 Semi-Annual Report13

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
Nippon Accommodations Fund, Inc.	2,980	$ 13,563,517
Total Residential		18,223,001
Total JAPAN		222,948,318
NETHERLANDS – 0.7%
Retail – 0.7%
Eurocommercial Properties NV	351,100	14,901,673
Total NETHERLANDS		14,901,673
SINGAPORE – 2.2%
Diversified – 1.3%
City Developments Ltd.	3,398,700	27,223,298
Office – 0.9%
CapitaLand Commercial Trust	15,333,200	18,671,550
Total SINGAPORE		45,894,848
SPAIN – 2.7%
Diversified – 2.7%
Merlin Properties Socimi SA	3,858,100	56,012,317
Total SPAIN		56,012,317
UNITED KINGDOM – 9.4%
Diversified – 6.7%
British Land Company PLC	5,061,894	44,782,457
Land Securities Group PLC	7,419,900	93,478,167
Total Diversified		138,260,624
Industrial – 0.7%
Tritax Big Box REIT PLC	7,492,200	15,390,690
Office – 2.0%
Great Portland Estates PLC	4,408,982	41,541,789
Total UNITED KINGDOM		195,193,103
UNITED STATES – 55.0%
Datacenters – 2.7%
Equinix, Inc.	130,933	56,286,788
Diversified – 1.0%
Cousins Properties, Inc.	2,127,500	20,615,475
Healthcare – 8.7%
HCP, Inc.	1,893,462	48,889,189
Physicians Realty Trust	2,279,700	36,338,418
Ventas, Inc.	881,025	50,174,374
Welltower, Inc.	712,614	44,673,771
Total Healthcare		180,075,752
Hotel – 4.0%
Extended Stay America, Inc.	1,376,276	29,741,325
Park Hotels & Resorts, Inc.	802,922	24,593,501
RLJ Lodging Trust	1,354,223	29,860,617
Total Hotel		84,195,443

See Notes to Financial Statements.
14Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
Industrial – 2.3%
Duke Realty Corp.	1,659,277	$ 48,168,811
Net Lease – 3.0%
EPR Properties	354,600	22,974,534
MGM Growth Properties LLC	1,278,916	38,955,781
Total Net Lease		61,930,315
Office – 7.3%
Empire State Realty Trust, Inc.	1,142,022	19,528,576
Highwoods Properties, Inc.	672,021	34,091,625
Hudson Pacific Properties, Inc.	1,387,250	49,150,268
Kilroy Realty Corp.	656,284	49,641,322
Total Office		152,411,791
Residential – 10.8%
American Homes 4 Rent	2,567,387	56,944,643
AvalonBay Communities, Inc.	341,000	58,614,490
Essex Property Trust, Inc.	129,111	30,866,567
Mid-America Apartment Communities, Inc.	767,628	77,277,111
Total Residential		223,702,811
Retail – 10.5%
DDR Corp.	1,650,750	29,548,425
Federal Realty Investment Trust	192,607	24,374,416
Simon Property Group, Inc.	963,533	163,983,681
Total Retail		217,906,522
Self Storage – 4.7%
CubeSmart	684,500	22,054,590
Public Storage	332,200	75,362,892
Total Self Storage		97,417,482
Total UNITED STATES		1,142,711,190
Total COMMON STOCKS (Cost $1,942,658,297)		2,040,218,849
Total Investments – 98.2% (Cost $1,942,658,297)		2,040,218,849
Other Assets in Excess of Liabilities – 1.8%		36,418,129
TOTAL NET ASSETS – 100.0%		$2,076,636,978

LLC— Limited Liability Company

See Notes to Financial Statements.
2018 Semi-Annual Report15

Brookfield U.S. Listed Real Estate Fund
Portfolio Characteristics  (Unaudited)
June 30, 2018

ASSET ALLOCATION BY SECTOR
Residential	17.6%
Retail	16.6%
Healthcare	16.3%
Office	13.0%
Hotel	9.0%
Self Storage	8.5%
Datacenters	6.6%
Net Lease	5.5%
Diversified	2.9%
Industrial	2.5%
Other Assets in Excess of Liabilities	1.5%
Total	100.0%

TOP TEN HOLDINGS
Simon Property Group, Inc.	12.2%
Equinix, Inc.	6.6%
Public Storage	6.6%
Mid-America Apartment Communities, Inc.	5.6%
AvalonBay Communities, Inc.	5.3%
Ventas, Inc.	4.8%
Welltower, Inc.	4.3%
American Homes 4 Rent	4.2%
Kilroy Realty Corp.	3.8%
Hudson Pacific Properties, Inc.	3.8%
16Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2018

	Shares	Value
COMMON STOCKS – 98.5%
Datacenters – 6.6%
Equinix, Inc.	4,200	$ 1,805,538
Diversified – 2.9%
Cousins Properties, Inc.	81,400	788,766
Healthcare – 16.3%
HCP, Inc.	39,400	1,017,308
Physicians Realty Trust	59,300	945,242
Ventas, Inc.	22,800	1,298,460
Welltower, Inc.	18,900	1,184,841
Total Healthcare		4,445,851
Hotel – 9.0%
Extended Stay America, Inc.	35,500	767,155
Park Hotels & Resorts, Inc.	31,836	975,137
RLJ Lodging Trust	32,000	705,600
Total Hotel		2,447,892
Industrial – 2.5%
Duke Realty Corp.	23,400	679,302
Net Lease – 5.5%
EPR Properties	8,400	544,236
MGM Growth Properties LLC	31,700	965,582
Total Net Lease		1,509,818
Office – 13.0%
Empire State Realty Trust, Inc.	38,100	651,510
Highwoods Properties, Inc.	16,700	847,191
Hudson Pacific Properties, Inc.	29,100	1,031,013
Kilroy Realty Corp.	13,700	1,036,268
Total Office		3,565,982
Residential – 17.6%
American Homes 4 Rent	52,200	1,157,796
AvalonBay Communities, Inc.	8,500	1,461,065
Essex Property Trust, Inc.	2,750	657,442
Mid-America Apartment Communities, Inc.	15,300	1,540,251
Total Residential		4,816,554
Retail – 16.6%
DDR Corp.	28,000	501,200
Federal Realty Investment Trust	5,500	696,025
Simon Property Group, Inc.	19,649	3,344,063
Total Retail		4,541,288
Self Storage – 8.5%
CubeSmart	16,200	521,964

See Notes to Financial Statements.
2018 Semi-Annual Report17

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
Public Storage	7,900	$ 1,792,194
Total Self Storage		2,314,158
Total COMMON STOCKS (Cost $25,148,756)		26,915,149
Total Investments – 98.5% (Cost $25,148,754)		26,915,149
Other Assets in Excess of Liabilities – 1.5%		397,305
TOTAL NET ASSETS – 100.0%		$ 27,312,454

The following notes should be read in conjunction with the accompanying Schedule of Investments.
LLC— Limited Liability Company

See Notes to Financial Statements.
18Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Portfolio Characteristics  (Unaudited)
June 30, 2018

ASSET ALLOCATION BY SECTOR	Percent of Net Assets
Infrastructure Equities
— Global Infrastructure	36.7%
— Master Limited Partnerships	8.6%
Total Infrastructure Equities	45.3%
Real Estate Equities
— Global Real Estate Equities	37.6%
— REIT Preferreds	3.1%
Total Real Estate Equities	40.7%
Real Asset Debt	9.4%
Opportunistic	1.8%
Other Assets in Excess of Liabilities	2.8%
Total	100.0%

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	58.3%
Canada	7.1%
United Kingdom	6.9%
France	5.3%
Japan	4.1%
Spain	2.9%
Australia	2.5%
Hong Kong	1.8%
Germany	1.5%
Italy	1.3%
China	1.1%
Denmark	0.8%
Singapore	0.7%
Mexico	0.7%
Luxembourg	0.7%
New Zealand	0.5%
Netherlands	0.2%
Brazil	0.2%
South Africa	0.2%
Switzerland	0.2%
Republic Of Korea	0.2%
Other Assets in Excess of Liabilities	2.8%
Total	100.0%

ASSET ALLOCATION BY SECURITY TYPE	Percent of Net Assets
Common Stocks	84.7%
Convertible Preferred Stocks	0.7%
Real Asset Debt	9.4%
Preferred Stocks	2.4%
Other Assets in Excess of Liabilities	2.8%
Total	100.0%

2018 Semi-Annual Report19

Brookfield Real Assets Securities Fund
Portfolio Characteristics  (Unaudited) (continued)
June 30, 2018

TOP TEN HOLDINGS	Percent of Net Assets
Enbridge, Inc.	3.5%
American Tower Corp.	3.4%
Simon Property Group, Inc.	2.7%
National Grid PLC	2.6%
Vinci SA	2.5%
Kinder Morgan, Inc.	2.1%
The Williams Companies, Inc.	1.8%
TransCanada Corp.	1.6%
Mitsui Fudosan Company Ltd.	1.6%
Targa Resources Corp.	1.5%
20Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited)
June 30, 2018

	Shares	Value
COMMON STOCKS – 84.7%
AUSTRALIA – 2.5%
Diversified – 1.3%
Dexus	90,300	$ 649,054
The GPT Group	106,900	399,970
Total Diversified		1,049,024
Metals & Mining – 0.4%
BHP Billiton Ltd.	6,600	165,145
Rio Tinto PLC - ADR	2,780	154,235
Total Metals & Mining		319,380
Toll Roads – 0.8%
Atlas Arteria Ltd.	71,200	338,807
Transurban Group	37,000	327,646
Total Toll Roads		666,453
Total AUSTRALIA		2,034,857
BRAZIL – 0.2%
Metals & Mining – 0.2%
Vale SA - ADR	11,629	149,084
Total BRAZIL		149,084
CANADA – 6.4%
Pipelines – 6.4%
Enbridge, Inc.	78,818	2,817,819
Pembina Pipeline Corp.	30,700	1,063,227
TransCanada Corp.	30,871	1,335,673
Total Pipelines		5,216,719
Total CANADA		5,216,719
CHINA – 1.1%
Airports – 0.1%
Beijing Capital International Airport Company Ltd.	110,200	115,757
Gas Utilities – 0.3%
ENN Energy Holdings Ltd.	26,100	255,608
Office – 0.3%
SOHO China Ltd.	430,500	204,214
Pipelines – 0.2%
Kunlun Energy Company Ltd.	190,000	165,936
Water – 0.2%
Guangdong Investment Ltd.	102,500	162,220
Total CHINA		903,735
DENMARK – 0.8%
Renewables/Electric Generation – 0.8%
Orsted A/S [1]	11,000	664,633
Total DENMARK		664,633
FRANCE – 5.3%
Airports – 0.3%
Aeroports de Paris	1,200	271,069

See Notes to Financial Statements.
2018 Semi-Annual Report21

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
Communications – 0.3%
Eutelsat Communications SA	13,400	$ 277,317
Hotel – 0.6%
Accor SA	9,400	460,374
Office – 0.7%
Gecina SA	3,200	534,587
Toll Roads – 3.4%
Getlink	53,800	737,592
Vinci SA	20,900	2,006,217
Total Toll Roads		2,743,809
Total FRANCE		4,287,156
GERMANY – 1.5%
Office – 0.3%
alstria office REIT-AG	16,286	244,685
Residential – 1.2%
Grand City Properties SA	11,710	303,587
Vonovia SE	13,616	647,161
Total Residential		950,748
Total GERMANY		1,195,433
HONG KONG – 1.8%
Diversified – 0.6%
Wharf Real Estate Investment Company Ltd.	72,687	516,133
Office – 0.8%
Hongkong Land Holdings Ltd.	90,743	648,715
Ports – 0.2%
Hutchison Port Holdings Trust	515,100	143,761
Retail – 0.2%
Hysan Development Company Ltd.	24,500	136,747
Total HONG KONG		1,445,356
ITALY – 1.3%
Renewables/Electric Generation – 0.3%
Enel SpA	49,200	272,626
Toll Roads – 1.0%
Atlantia SpA	25,800	760,642
Total ITALY		1,033,268
JAPAN – 4.1%
Diversified – 0.1%
Activia Properties, Inc.	20	91,647
Metals & Mining – 0.2%
Nippon Steel & Sumitomo Metal Corp.	6,900	135,289
Office – 3.2%
Hulic REIT, Inc.	86	133,240
Mitsubishi Estate Company Ltd.	65,050	1,135,572

See Notes to Financial Statements.
22Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
Mitsui Fudosan Company Ltd.	55,300	$ 1,332,082
Total Office		2,600,894
Rail – 0.3%
East Japan Railway Co.	2,700	258,566
Residential – 0.3%
Leopalace21 Corp.	6,904	37,774
Nippon Accommodations Fund, Inc.	46	209,370
Total Residential		247,144
Total JAPAN		3,333,540
LUXEMBOURG – 0.1%
Metals & Mining – 0.1%
ArcelorMittal	4,315	124,186
Total LUXEMBOURG		124,186
MEXICO – 0.6%
Airports – 0.2%
Grupo Aeroportuario del Pacifico SAB de CV	19,000	176,317
Pipelines – 0.1%
Infraestructura Energetica Nova SAB de CV	22,900	102,634
Toll Roads – 0.3%
Promotora y Operadora de Infraestructura SAB de CV	27,793	248,762
Total MEXICO		527,713
NETHERLANDS – 0.2%
Retail – 0.2%
Eurocommercial Properties NV	4,700	199,481
Total NETHERLANDS		199,481
NEW ZEALAND – 0.5%
Airports – 0.5%
Auckland International Airport Ltd.	88,200	404,688
Total NEW ZEALAND		404,688
REPUBLIC OF KOREA – 0.2%
Metals & Mining – 0.2%
POSCO - ADR	1,817	134,676
Total REPUBLIC OF KOREA		134,676
SINGAPORE – 0.7%
Diversified – 0.4%
City Developments Ltd.	44,400	355,640
Office – 0.3%
CapitaLand Commercial Trust	192,600	234,533
Total SINGAPORE		590,173
SOUTH AFRICA – 0.2%
Metals & Mining – 0.2%
Anglo American PLC	6,600	146,526
Total SOUTH AFRICA		146,526

See Notes to Financial Statements.
2018 Semi-Annual Report23

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
SPAIN – 2.9%
Airports – 0.8%
Aena SME SA [1]	3,700	$ 669,875
Diversified – 0.9%
Merlin Properties Socimi SA	50,800	737,520
Gas Utilities – 0.4%
Gas Natural SDG SA	12,800	338,379
Toll Roads – 0.8%
Ferrovial SA	31,231	639,068
Total SPAIN		2,384,842
SWITZERLAND – 0.2%
Metals & Mining – 0.2%
Glencore PLC	28,475	135,193
Total SWITZERLAND		135,193
UNITED KINGDOM – 7.0%
Diversified – 2.2%
British Land Company PLC	65,900	583,016
Land Securities Group PLC	96,057	1,210,155
Total Diversified		1,793,171
Electricity Transmission & Distribution – 2.6%
National Grid PLC	188,133	2,079,068
Industrial – 0.2%
Tritax Big Box REIT PLC	98,600	202,547
Office – 0.7%
Great Portland Estates PLC	57,407	540,893
Water – 1.3%
Pennon Group PLC	40,400	422,505
Severn Trent PLC	24,400	636,199
Total Water		1,058,704
Total UNITED KINGDOM		5,674,383
UNITED STATES – 47.1%
Communications – 4.7%
American Tower Corp.	19,100	2,753,647
SBA Communications Corp. [2]	6,400	1,056,768
Total Communications		3,810,415
Datacenters – 0.9%
Equinix, Inc.	1,700	730,813
Diversified – 0.3%
Cousins Properties, Inc.	27,700	268,413
Electricity Transmission & Distribution – 3.2%
Edison International	11,500	727,605
PG&E Corp.	17,884	761,143
Sempra Energy	9,700	1,126,267
Total Electricity Transmission & Distribution		2,615,015

See Notes to Financial Statements.
24Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities – 1.7%
Atmos Energy Corp.	8,100	$ 730,134
NiSource, Inc.	14,400	378,432
Southwest Gas Holdings, Inc.	3,300	251,691
Total Gas Utilities		1,360,257
Healthcare – 2.9%
HCP, Inc.	24,900	642,918
Physicians Realty Trust	29,700	473,418
Ventas, Inc.	11,600	660,620
Welltower, Inc.	9,800	614,362
Total Healthcare		2,391,318
Hotel – 1.3%
Extended Stay America, Inc.	17,800	384,658
Park Hotels & Resorts, Inc.	10,430	319,471
RLJ Lodging Trust	17,100	377,055
Total Hotel		1,081,184
Industrial – 0.8%
Duke Realty Corp.	21,100	612,533
Master Limited Partnerships – 8.6%
Boardwalk Pipeline Partners LP	37,300	433,426
CNX Midstream Partners LP	12,100	234,619
Crestwood Equity Partners LP	5,100	161,925
Enable Midstream Partners LP	22,400	383,264
Energy Transfer Partners LP	59,105	1,125,359
EnLink Midstream Partners LP	27,600	428,628
Enterprise Products Partners LP	37,695	1,043,021
Hess Midstream Partners LP	12,200	240,340
MPLX LP	23,800	812,532
Oasis Midstream Partners LP	5,500	100,265
Plains All American Pipeline LP	32,200	761,208
Rice Midstream Partners LP	17,064	290,429
Western Gas Partners LP	8,920	431,639
Williams Partners LP	13,879	563,349
Total Master Limited Partnerships		7,010,004
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	9,203	158,844
Nucor Corp.	2,467	154,187
Total Metals & Mining		313,031
Midstream – 4.5%
Cheniere Energy, Inc. [2]	9,400	612,786
ONEOK Inc.	5,600	391,048
Targa Resources Corp.	24,610	1,217,949
The Williams Companies, Inc.	52,600	1,425,986
Total Midstream		3,647,769
Net Lease – 1.0%
EPR Properties	4,600	298,034

See Notes to Financial Statements.
2018 Semi-Annual Report25

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
MGM Growth Properties LLC	16,698	$ 508,621
Total Net Lease		806,655
Office – 2.5%
Empire State Realty Trust, Inc.	15,700	268,470
Highwoods Properties, Inc.	8,800	446,424
Hudson Pacific Properties, Inc.	18,110	641,637
Kilroy Realty Corp.	8,500	642,940
Total Office		1,999,471
Pipelines – 2.1%
Kinder Morgan, Inc.	97,775	1,727,684
Renewables/Electric Generation – 3.3%
American Electric Power Company, Inc.	8,100	560,925
CMS Energy Corp.	13,900	657,192
Entergy Corp.	7,600	614,004
FirstEnergy Corp.	9,500	341,145
NRG Energy, Inc.	6,400	196,480
Pattern Energy Group, Inc.	18,200	341,250
Total Renewables/Electric Generation		2,710,996
Residential – 3.6%
American Homes 4 Rent	33,373	740,213
AvalonBay Communities, Inc.	4,500	773,505
Essex Property Trust, Inc.	1,663	397,574
Mid-America Apartment Communities, Inc.	10,000	1,006,700
Total Residential		2,917,992
Retail – 3.6%
DDR Corp.	25,050	448,395
Federal Realty Investment Trust	2,500	316,375
Simon Property Group, Inc.	12,765	2,172,475
Total Retail		2,937,245
Self Storage – 1.6%
CubeSmart	9,200	296,424
Public Storage	4,300	975,498
Total Self Storage		1,271,922
Services – 0.1%
Archrock, Inc.	7,700	92,400
Total UNITED STATES		38,305,117
Total COMMON STOCKS (Cost $65,515,391)		68,890,759
CONVERTIBLE PREFERRED STOCKS – 0.7%
UNITED STATES – 0.7%
Healthcare – 0.3%
Welltower, Inc., Series I, 6.50%	4,100	243,745

See Notes to Financial Statements.
26Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Office – 0.4%
Equity Commonwealth, Series D, 6.50%	12,524	$ 326,376
Total UNITED STATES		570,121
Total CONVERTIBLE PREFERRED STOCKS (Cost $546,405)		570,121

	Principal Amount (000s)	Value
REAL ASSET DEBT – 9.4%
CANADA – 0.7%
Energy – 0.3%
MEG Energy Corp., 6.50%, 01/15/25 [1]	$ 175	$ 174,562
Trinidad Drilling Ltd., 6.63%, 02/15/25 [1]	125	120,313
Total Energy		294,875
Metals & Mining – 0.4%
Hudbay Minerals, Inc., 7.63%, 01/15/25 [1]	175	183,312
Kinross Gold Corp., 5.95%, 03/15/24	125	128,125
Total Metals & Mining		311,437
Total CANADA		606,312
LUXEMBOURG – 0.5%
Basic Industrial – 0.3%
INEOS Group Holdings SA, 5.63%, 08/01/24 [1]	200	197,000
Metals & Mining – 0.2%
ArcelorMittal, 6.13%, 06/01/25	175	188,563
Total LUXEMBOURG		385,563
UNITED STATES – 8.2%
Basic Industrial – 0.1%
Olin Corp., 5.00%, 02/01/30	125	118,125
Construction & Building Materials – 0.4%
PulteGroup, Inc., 6.38%, 05/15/33	125	125,000
Toll Brothers Finance Corp., 4.88%, 11/15/25	175	168,438
Total Construction & Building Materials		293,438
Energy – 0.8%
Concho Resources, Inc., 4.38%, 01/15/25	175	175,738
EP Energy LLC, 8.00%, 11/29/24 [1]	175	176,750
Pattern Energy Group, Inc., 5.88%, 02/01/24 [1]	125	125,000
Range Resources Corp., 5.75%, 06/01/21	175	179,375
Total Energy		656,863
Health Facilities – 0.5%
HCA, Inc., 5.25%, 06/15/26	300	297,960
Tenet Healthcare Corp., 8.13%, 04/01/22	125	130,690
Total Health Facilities		428,650
Infrastructure Services – 0.4%
Terex Corp., 5.63%, 02/01/25 [1]	150	149,250

See Notes to Financial Statements.
2018 Semi-Annual Report27

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Principal Amount (000s)	Value
REAL ASSET DEBT (continued)
United Rentals North America, Inc., 5.75%, 11/15/24	$ 175	$ 177,844
Total Infrastructure Services		327,094
Leisure – 0.6%
Boyd Gaming Corp., 6.38%, 04/01/26	175	177,187
GLP Capital LP, 5.38%, 04/15/26	150	148,500
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	175	177,188
Total Leisure		502,875
Media – 0.7%
CCO Holdings LLC, 5.88%, 05/01/27 [1]	175	170,844
Comcast Corp., 3.15%, 02/15/28	250	231,054
CSC Holdings LLC, 5.25%, 06/01/24	175	165,375
Total Media		567,273
Metals & Mining – 0.5%
AK Steel Corp., 7.63%, 10/01/21	175	178,447
Alcoa Nederland Holding BV, 7.00%, 09/30/26 [1]	200	213,000
Total Metals & Mining		391,447
Oil Gas Transportation & Distribution – 1.3%
AmeriGas Partners LP, 5.50%, 05/20/25	150	145,312
Antero Midstream Partners LP, 5.38%, 09/15/24	100	100,750
Blue Racer Midstream LLC, 6.13%, 11/15/22 [1]	150	151,500
Crestwood Midstream Partners LP, 6.25%, 04/01/23	100	101,750
Genesis Energy LP, 6.50%, 10/01/25	150	144,000
Holly Energy Partners LP, 6.00%, 08/01/24 [1]	125	126,250
MPLX LP, 4.88%, 12/01/24	125	128,871
Targa Resources Partners LP, 5.25%, 05/01/23	175	175,000
Total Oil Gas Transportation & Distribution		1,073,433
Real Estate – 0.3%
Hospitality Properties Trust, 4.95%, 02/15/27	125	123,344
Lamar Media Corp., 5.38%, 01/15/24	125	127,031
Total Real Estate		250,375
Telecommunication Services – 1.7%
CenturyLink, Inc., 7.65%, 03/15/42	200	166,000
Crown Castle International Corp., 4.75%, 05/15/47	175	164,967
CyrusOne LP, 5.38%, 03/15/27	175	173,687
Equinix, Inc., 5.38%, 05/15/27	125	124,688
Level 3 Financing, Inc., 5.38%, 05/01/25	175	168,437
SBA Communications Corp., 4.88%, 09/01/24	175	167,395
Sprint Capital Corp., 6.88%, 11/15/28	100	95,750
T-Mobile USA, Inc., 6.50%, 01/15/26	100	103,125
Zayo Group LLC, 6.00%, 04/01/23	150	152,625
Zayo Group LLC, 5.75%, 01/15/27 [1]	100	98,250
Total Telecommunication Services		1,414,924
Transportation – 0.3%
Teekay Offshore Partners LP, 6.00%, 07/30/19	100	101,875

See Notes to Financial Statements.
28Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Principal Amount (000s)	Value
REAL ASSET DEBT (continued)
Watco Companies LLC, 6.38%, 04/01/23 [1]	$ 100	$ 101,625
Total Transportation		203,500
Utility – 0.6%
AES Corp., 4.88%, 05/15/23	100	99,750
Calpine Corp., 5.75%, 01/15/25	100	91,438
NRG Energy, Inc., 6.25%, 07/15/22	125	128,631
NRG Yield Operating LLC, 5.38%, 08/15/24	125	125,000
Total Utility		444,819
Total UNITED STATES		6,672,816
Total REAL ASSET DEBT (Cost $7,879,885)		7,664,691

	Shares	Value
PREFERRED STOCKS – 2.4%
UNITED STATES – 2.4%
Datacenters – 0.2%
Digital Realty Trust, Inc., Series G, 5.88%	2,889	$ 73,409
Digital Realty Trust, Inc., Series J, 5.25%	4,500	107,550
Total Datacenters		180,959
Diversified – 0.2%
PS Business Parks, Inc., Series W, 5.20%	3,400	81,260
PS Business Parks, Inc., Series Y, 5.20%	4,200	98,196
Total Diversified		179,456
Industrial – 0.3%
Rexford Industrial Realty, Inc., Series A, 5.88%	5,400	131,004
Rexford Industrial Realty, Inc., Series B, 5.88%	4,600	115,069
Total Industrial		246,073
Net Lease – 0.3%
National Retail Properties, Inc., Series F, 5.20%	2,800	65,184
Spirit Realty Capital, Inc., Series A, 6.00%	6,000	139,500
Total Net Lease		204,684
Residential – 0.3%
American Homes 4 Rent, Series E, 6.35%	3,800	95,494
American Homes 4 Rent, Series F, 5.88%	2,200	54,076
American Homes 4 Rent, Series G, 5.88%	2,100	50,610
Total Residential		200,180
Retail – 0.3%
DDR Corp., Series K, 6.25%	3,432	78,456
Federal Realty Investment Trust, Series C, 5.00%	7,700	183,260
Total Retail		261,716
Self Storage – 0.8%
Public Storage, Series D, 4.95%	10,200	251,736
Public Storage, Series F, 5.15%	5,200	129,220

See Notes to Financial Statements.
2018 Semi-Annual Report29

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
PREFERRED STOCKS (continued)
Public Storage, Series G, 5.05%	9,700	$ 239,687
Total Self Storage		620,643
Total UNITED STATES		1,893,711
Total PREFERRED STOCKS (Cost $1,914,263)		1,893,711
Total Investments – 97.2% (Cost $75,855,944)		79,019,282
Other Assets in Excess of Liabilities – 2.8%		2,309,959
TOTAL NET ASSETS – 100.0%		$ 81,329,241

ADR— American Depositary Receipt
LP— Limited Partnership
LLC— Limited Liability Company

1	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the total value of all such securities was $3,322,164 or 4.1% of net assets.
2	— Non-income producing security.

See Notes to Financial Statements.
30Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2018

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Assets:
Investments in securities, at value (Note 2)	$227,572,414	$2,040,218,849	$26,915,149	$79,019,282
Cash	914,689	38,814,283	223,369	1,989,805
Dividends and interest receivable	1,292,435	11,592,677	124,598	470,375
Receivable for investments sold	2,659,401	18,310,593	511,640	639,540
Receivable for fund shares sold	86,250	2,461,840	—	111,000
Prepaid expenses	75,122	124,612	41,938	41,278
Total assets	232,600,311	2,111,522,854	27,816,694	82,271,280
Liabilities:
Payable for investments purchased	2,686,391	17,572,812	439,681	816,548
Payable for fund shares purchased	9,626	15,528,196	—	—
Distribution fee payable	175,731	36,561	3,681	53
Investment advisory fee payable, net (Note 3)	149,210	1,255,774	317	36,716
Administration fee payable, net (Note 3)	28,234	256,048	3,281	9,922
Trustees' fee payable	4,582	17,755	2,680	3,062
Accrued expenses	57,750	218,730	54,600	75,738
Total liabilities	3,111,524	34,885,876	504,240	942,039
Commitments and contingencies (Note 8)
Net Assets	$229,488,787	$2,076,636,978	$27,312,454	$81,329,241
Composition of Net Assets:
Paid-in capital (Note 5)	$228,455,505	$2,051,172,850	$27,064,523	$84,452,409
Distributions in excess of net investment income	(8,251,622)	(33,560,244)	(195,348)	(1,253,769)
Accumulated net realized loss on investments and foreign currency transactions	(19,488,310)	(38,561,803)	(1,323,116)	(5,032,779)
Net unrealized appreciation on investments and foreign currency	28,773,214	97,586,175	1,766,395	3,163,380
Net Assets	$229,488,787	$2,076,636,978	$27,312,454	$81,329,241
Total investments at cost	$198,788,752	$1,942,658,297	$25,148,754	$75,855,944
Net Assets
Class A Shares — Net Assets	$ 6,651,521	$ 4,987,754	$ 38,985	$ 3,332
Shares outstanding	537,837	380,645	3,851	365
Net asset value and redemption price per share	$ 12.37	$ 13.10	$ 10.12	$ 9.13
Offering price per share based on a maximum sales charge of 4.75%	$ 12.99	$ 13.75	$ 10.62	$ 9.59
Class C Shares — Net Assets	$ 8,382,925	$ 4,759,771	$ 377,077	$ 1,008
Shares outstanding	686,204	365,116	37,351	110
Net asset value and redemption price per share	$ 12.22	$ 13.04	$ 10.10	$ 9.17*
Class Y Shares — Net Assets	$ 58,467,984	$1,607,570,374	$ 26,547	$16,229,404
Shares outstanding	4,719,225	122,475,230	2,631	1,795,018
Net asset value and redemption price per share	$ 12.39	$ 13.13	$ 10.09	$ 9.04
Class I Shares — Net Assets	$155,986,357	$ 459,319,079	$26,869,845	$65,095,497
Shares outstanding	12,583,634	35,027,845	2,671,522	7,209,360
Net asset value and redemption price per share	$ 12.40	$ 13.11	$ 10.06	$ 9.03

*	Net asset value does not recalculate due to fractional shares outstanding.

See Notes to Financial Statements.
2018 Semi-Annual Report31

BROOKFIELD INVESTMENT FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2018

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Investment Income:
Dividends (net of foreign withholding tax of $286,384, $1,673,881, $0 and $100,676)	$ 3,350,474	$ 33,253,996	$ 402,115	$ 1,071,260
Interest	—	—	—	210,744
Total investment income	3,350,474	33,253,996	402,115	1,282,004
Expenses:
Investment advisory fees (Note 3)	971,607	7,449,609	87,518	330,303
Administration fees (Note 3)	171,460	1,489,922	17,504	58,289
Distribution fees — Class A	9,845	8,507	72	4
Distribution fees — Class C	46,123	25,709	1,959	5
Registration fees	41,915	63,243	42,580	42,408
Transfer agent fees	37,166	83,838	26,237	27,784
Custodian fees	31,744	125,372	4,865	34,072
Audit and tax services	27,911	19,830	19,829	22,112
Fund accounting fees	26,740	110,754	12,552	24,045
Trustees' fees	18,087	78,511	10,469	12,354
Legal fees	14,152	61,361	8,087	9,432
Miscellaneous	9,311	40,546	4,034	4,809
Insurance	8,192	59,437	1,165	2,360
Reports to shareholders	6,706	86,749	2,931	3,406
Interest expense	1,058	410	—	—
Total operating expenses	1,422,017	9,703,798	239,802	571,383
Less expenses reimbursed by the investment adviser (Note 3)	(108,675)	(233,411)	(126,915)	(143,921)
Net expenses	1,313,342	9,470,387	112,887	427,462
Net investment income	2,037,132	23,783,609	289,228	854,542
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Foreign Currency Translations:
Net realized gain (loss) on:
Investments	3,818,851	(9,969,654)	(574,785)	(125,146)
Foreign currency transactions	(10,430)	719,183	—	4,918
Net realized gain (loss)	3,808,421	(9,250,471)	(574,785)	(120,228)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,564,219)	(6,446,593)	636,917	(1,265,482)
Foreign currency translations	(11,166)	(24,810)	—	(1,813)
Net change in unrealized appreciation (depreciation)	(7,575,385)	(6,471,403)	636,917	(1,267,295)
Net realized and unrealized gain (loss) on investments	(3,766,964)	(15,721,874)	62,132	(1,387,523)
Net increase (decrease) in net assets resulting from operations	$(1,729,832)	$ 8,061,735	$ 351,360	$ (532,981)

See Notes to Financial Statements.
32Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets

	Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 2,037,132	$ 3,984,814	$ 23,783,609	$ 45,645,881
Net realized gain (loss) on investments and foreign currency transactions	3,808,421	24,203,907	(9,250,471)	8,000,009
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(7,575,385)	(1,113,719)	(6,471,403)	119,706,958
Net increase (decrease) in net assets resulting from operations	(1,729,832)	27,075,002	8,061,735	173,352,848
Distributions to Shareholders:
From net investment income:
Class A shares	(128,273)	(395,580)	(126,795)	(358,082)
Class C shares	(133,144)	(239,956)	(76,964)	(191,056)
Class Y shares	(1,193,048)	(1,328,308)	(31,444,445)	(56,872,227)
Class I shares	(3,018,002)	(4,511,761)	(9,058,536)	(17,892,628)
From net realized gain on investments:
From return of capital:
Class A shares	—	(219,244)	—	—
Class C shares	—	(132,992)	—	—
Class Y shares	—	(736,192)	—	—
Class I shares	—	(2,500,570)	—	—
Total distributions paid	(4,472,467)	(10,064,603)	(40,706,740)	(75,313,993)
Capital Share Transactions (Note 5):
Subscriptions	31,540,812	47,278,421	333,745,854	1,029,453,076
Reinvestment of distributions	4,061,391	9,215,399	28,677,897	54,731,784
Redemptions	(44,523,702)	(81,097,810)	(255,824,258)	(643,512,980)
Net increase (decrease) in capital share transactions	(8,921,499)	(24,603,990)	106,599,493	440,671,880
Total increase (decrease) in net assets	(15,123,798)	(7,593,591)	73,954,488	538,710,735
Net Assets:
Beginning of period	244,612,585	252,206,176	2,002,682,490	1,463,971,755
End of period	$229,488,787	$244,612,585	$2,076,636,978	$2,002,682,490
Distributions in excess of net investment income	$ (8,251,622)	$ (5,816,287)	$ (33,560,244)	$ (16,637,113)

See Notes to Financial Statements.
2018 Semi-Annual Report33

Statements of Changes in Net Assets (Unaudited)
June 30, 2018

	U.S. Real Estate Fund		Real Assets Securities Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 289,228	$ 663,869	$ 854,542	$ 1,489,447
Net realized gain (loss) on investments and foreign currency transactions	(574,785)	16,080	(120,228)	880,615
Net unrealized appreciation (depreciation) on investments and foreign currency translations	636,917	103,935	(1,267,295)	3,686,583
Net increase (decrease) in net assets resulting from operations	351,360	783,884	(532,981)	6,056,645
Distributions to Shareholders:
From net investment income:
Class A shares	(796)	(2,724)	(62)	(58)
Class C shares	(5,632)	(10,936)	(14)	(21)
Class Y shares	(495)	(3,498)	(1,273,233)	(232,828)
Class I shares	(477,653)	(833,905)	(308,038)	(1,761,209)
From net realized gain on investments:
Class A shares	—	(774)	—	—
Class C shares	—	(3,108)	—	—
Class Y shares	—	(995)	—	—
Class I shares	—	(237,035)	—	—
From return of capital:
Class A shares	—	(290)	—	(24)
Class C shares	—	(1,165)	—	(8)
Class Y shares	—	(373)	—	(98,717)
Class I shares	—	(88,820)	—	(746,739)
Total distributions paid	(484,576)	(1,183,623)	(1,581,347)	(2,839,604)
Capital Share Transactions (Note 5):
Subscriptions	2,763,341	327,760	5,437,087	12,197,625
Reinvestment of distributions	399,448	1,039,664	1,419,076	2,572,060
Redemptions	(210,884)	(23,270,960)	(962,023)	(996,565)
Net increase (decrease) in capital share transactions	2,951,905	(21,903,536)	5,894,140	13,773,120
Total increase (decrease) in net assets	2,818,689	(22,303,275)	3,779,812	16,990,161
Net Assets:
Beginning of period	24,493,765	46,797,040	77,549,429	60,559,268
End of period	$27,312,454	$ 24,493,765	$81,329,241	$77,549,429
Distributions in excess of net investment income	$ (195,348)	$ —	$ (1,253,769)	$ (526,964)

See Notes to Financial Statements.
34Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2018(6)	$12.73	0.08	(0.21)	(0.13)	(0.23)	—	—	(0.23)	—	$12.37	-0.97% (4)	$ 6,652	1.44% (5)	1.35% (5)	1.38% (5)	1.29% (5)	36% (4)
December 31, 2017	$11.97	0.17	1.07	1.24	(0.31)	—	(0.17)	(0.48)	—	$12.73	10.52%	$ 12,571	1.50%	1.35%	1.37%	1.22%	93%
December 31, 2016	$11.06	0.12	1.25	1.37	(0.19)	—	(0.27)	(0.46)	0.00 (2)	$11.97	12.38%	$ 20,006	1.43%	1.35%	1.05%	0.97%	100%
December 31, 2015	$14.15	0.15	(2.83)	(2.68)	(0.10)	—	(0.31)	(0.41)	0.00 (2)	$11.06	-19.28%	$ 31,989	1.41%	1.35%	1.13%	1.07%	98%
December 31, 2014	$13.91	0.15	0.88	1.03	(0.22)	(0.57)	—	(0.79)	0.00 (2)	$14.15	7.27%	$ 74,164	1.44%	1.35%	1.01%	0.92%	85%
December 31, 2013	$11.61	0.17	2.46	2.63	(0.22)	(0.11)	—	(0.33)	0.00 (2)	$13.91	22.86%	$104,349	1.51%	1.35%	1.30%	1.14%	64%
Class C:
June 30, 2018(6)	$12.58	0.05	(0.23)	(0.18)	(0.18)	—	—	(0.18)	—	$12.22	-1.34% (4)	$ 8,383	2.19% (5)	2.10% (5)	0.76% (5)	0.67% (5)	36% (4)
December 31, 2017	$11.83	0.07	1.06	1.13	(0.24)	—	(0.14)	(0.38)	—	$12.58	9.62%	$ 10,686	2.25%	2.10%	0.59%	0.44%	93%
December 31, 2016	$10.93	0.04	1.23	1.27	(0.15)	—	(0.22)	(0.37)	—	$11.83	11.60%	$ 13,935	2.18%	2.10%	0.32%	0.24%	100%
December 31, 2015	$13.98	0.05	(2.79)	(2.74)	(0.08)	—	(0.23)	(0.31)	0.00 (2)	$10.93	-19.91%	$ 18,026	2.16%	2.10%	0.41%	0.35%	98%
December 31, 2014	$13.80	0.04	0.86	0.90	(0.15)	(0.57)	—	(0.72)	0.00 (2)	$13.98	6.41%	$ 33,470	2.19%	2.10%	0.24%	0.15%	85%
December 31, 2013	$11.57	0.08	2.43	2.51	(0.17)	(0.11)	—	(0.28)	0.00 (2)	$13.80	21.85%	$ 15,378	2.26%	2.10%	0.58%	0.42%	64%
Class Y:
June 30, 2018(6)	$12.76	0.12	(0.25)	(0.13)	(0.24)	—	—	(0.24)	—	$12.39	-0.91% (4)	$ 58,468	1.19% (5)	1.10% (5)	1.90% (5)	1.81% (5)	36% (4)
December 31, 2017	$11.99	0.20	1.08	1.28	(0.33)	—	(0.18)	(0.51)	—	$12.76	10.79%	$ 55,318	1.25%	1.10%	1.57%	1.42%	93%
December 31, 2016	$11.08	0.16	1.24	1.40	(0.20)	—	(0.29)	(0.49)	0.00 (2)	$11.99	12.64%	$ 62,515	1.18%	1.10%	1.33%	1.25%	100%
December 31, 2015	$14.18	0.18	(2.84)	(2.66)	(0.12)	—	(0.33)	(0.45)	0.01	$11.08	-19.01%	$ 77,826	1.16%	1.10%	1.37%	1.31%	98%
December 31, 2014	$13.93	0.19	0.88	1.07	(0.25)	(0.57)	—	(0.82)	0.00 (2)	$14.18	7.54%	$199,436	1.19%	1.10%	1.22%	1.13%	85%
December 31, 2013	$11.62	0.19	2.47	2.66	(0.24)	(0.11)	—	(0.35)	0.00 (2)	$13.93	23.11%	$ 76,014	1.26%	1.10%	1.49%	1.33%	64%
Class I:
June 30, 2018(6)	$12.76	0.11	(0.23)	(0.12)	(0.24)	—	—	(0.24)	—	$12.40	-0.83% (4)	$155,986	1.19% (5)	1.10% (5)	1.81% (5)	1.72% (5)	36% (4)
December 31, 2017	$12.00	0.21	1.06	1.27	(0.33)	—	(0.18)	(0.51)	—	$12.76	10.70%	$166,037	1.25%	1.10%	1.62%	1.47%	93%
December 31, 2016	$11.08	0.16	1.25	1.41	(0.20)	—	(0.29)	(0.49)	0.00 (2)	$12.00	12.74%	$155,750	1.18%	1.10%	1.33%	1.25%	100%
December 31, 2015	$14.19	0.20	(2.86)	(2.66)	(0.07)	—	(0.38)	(0.45)	0.00 (2)	$11.08	-19.06%	$186,661	1.16%	1.10%	1.56%	1.50%	98%
December 31, 2014	$13.94	0.18	0.89	1.07	(0.25)	(0.57)	—	(0.82)	0.00 (2)	$14.19	7.53%	$172,587	1.19%	1.10%	1.21%	1.12%	85%
December 31, 2013	$11.63	0.19	2.47	2.66	(0.24)	(0.11)	—	(0.35)	0.00 (2)	$13.94	23.09%	$185,085	1.26%	1.10%	1.49%	1.33%	64%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Rounds to less than $0.005.
(3)	Redemption fees were eliminated effective September 1, 2016.
(4)	Not annualized.
(5)	Annualized.
(6)	For the six months ended June 30, 2018. (Unaudited)

See Notes to Financial Statements.
2018 Semi-Annual Report35

Brookfield Global Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2018(6)	$13.34	0.13	(0.13)	—	(0.24)	—	—	(0.24)	—	$13.10	0.08% (4)	$ 4,988	1.22% (5)	1.20% (5)	2.01% (5)	1.99% (5)	44% (4)
December 31, 2017	$12.61	0.28	0.94	1.22	(0.49)	—	—	(0.49)	—	$13.34	9.84%	$ 7,106	1.24%	1.20%	2.13%	2.09%	89%
December 31, 2016	$12.61	0.22	0.53	0.75	(0.45)	(0.29)	(0.01)	(0.75)	0.00 (2)	$12.61	6.00%	$ 14,953	1.27%	1.20%	1.68%	1.61%	88%
December 31, 2015	$13.30	0.23	(0.43)	(0.20)	(0.40)	(0.07)	(0.02)	(0.49)	0.00 (2)	$12.61	-1.55%	$ 30,280	1.31%	1.20%	1.75%	1.64%	60%
December 31, 2014	$11.85	0.35	1.92	2.27	(0.47)	(0.35)	—	(0.82)	0.00 (2)	$13.30	19.25%	$ 5,812	1.41%	1.20%	2.64%	2.43%	108%
December 31, 2013	$11.99	0.21	0.38	0.59	(0.25)	(0.48)	—	(0.73)	0.00 (2)	$11.85	4.99%	$ 4,942	1.66%	1.20%	1.69%	1.23%	147%
Class C:
June 30, 2018(6)	$13.28	0.08	(0.12)	(0.04)	(0.20)	—	—	(0.20)	—	$13.04	-0.28% (4)	$ 4,760	1.97% (5)	1.95% (5)	1.25% (5)	1.23% (5)	44% (4)
December 31, 2017	$12.55	0.19	0.93	1.12	(0.39)	—	—	(0.39)	—	$13.28	9.08%	$ 6,245	1.99%	1.95%	1.45%	1.41%	89%
December 31, 2016	$12.55	0.12	0.54	0.66	(0.36)	(0.29)	(0.01)	(0.66)	0.00 (2)	$12.55	5.26%	$ 6,919	2.02%	1.95%	0.90%	0.83%	88%
December 31, 2015	$13.24	0.12	(0.43)	(0.31)	(0.30)	(0.07)	(0.02)	(0.39)	0.01	$12.55	-2.31%	$ 7,050	2.06%	1.95%	0.90%	0.79%	60%
December 31, 2014	$11.83	0.31	1.85	2.16	(0.40)	(0.35)	—	(0.75)	—	$13.24	18.27%	$ 4,188	2.16%	1.95%	2.31%	2.10%	108%
December 31, 2013	$12.00	0.11	0.39	0.50	(0.19)	(0.48)	—	(0.67)	—	$11.83	4.18%	$ 833	2.41%	1.95%	0.91%	0.45%	147%
Class Y:
June 30, 2018(6)	$13.37	0.15	(0.13)	0.02	(0.26)	—	—	(0.26)	—	$13.13	0.20% (4)	$1,607,570	0.97% (5)	0.95% (5)	2.41% (5)	2.39% (5)	44% (4)
December 31, 2017	$12.63	0.32	0.94	1.26	(0.52)	—	—	(0.52)	—	$13.37	10.20%	$1,502,252	0.99%	0.95%	2.46%	2.42%	89%
December 31, 2016	$12.63	0.25	0.54	0.79	(0.48)	(0.29)	(0.02)	(0.79)	0.00 (2)	$12.63	6.27%	$1,060,627	1.02%	0.95%	1.94%	1.87%	88%
December 31, 2015	$13.32	0.28	(0.45)	(0.17)	(0.42)	(0.07)	(0.03)	(0.52)	0.00 (2)	$12.63	-1.33%	$ 779,226	1.06%	0.95%	2.11%	2.00%	60%
December 31, 2014	$11.87	0.41	1.90	2.31	(0.51)	(0.35)	—	(0.86)	0.00 (2)	$13.32	19.51%	$ 120,367	1.16%	0.95%	3.09%	2.88%	108%
December 31, 2013	$12.01	0.25	0.37	0.62	(0.28)	(0.48)	—	(0.76)	0.00 (2)	$11.87	5.20%	$ 51,694	1.41%	0.95%	1.98%	1.52%	147%
Class I:
June 30, 2018(6)	$13.35	0.15	(0.13)	0.02	(0.26)	—	—	(0.26)	—	$13.11	0.20% (4)	$ 459,319	0.97% (5)	0.95% (5)	2.36% (5)	2.34% (5)	44% (4)
December 31, 2017	$12.62	0.32	0.93	1.25	(0.52)	—	—	(0.52)	—	$13.35	10.13%	$ 487,080	0.99%	0.95%	2.48%	2.44%	89%
December 31, 2016	$12.62	0.25	0.54	0.79	(0.48)	(0.29)	(0.02)	(0.79)	0.00 (2)	$12.62	6.27%	$ 381,472	1.02%	0.95%	1.91%	1.84%	88%
December 31, 2015	$13.32	0.25	(0.43)	(0.18)	(0.43)	(0.07)	(0.02)	(0.52)	0.00 (2)	$12.62	-1.40%	$ 389,743	1.06%	0.95%	1.88%	1.77%	60%
December 31, 2014	$11.86	0.36	1.96	2.32	(0.51)	(0.35)	—	(0.86)	0.00 (2)	$13.32	19.61%	$ 212,842	1.16%	0.95%	2.69%	2.48%	108%
December 31, 2013	$12.00	0.23	0.39	0.62	(0.28)	(0.48)	—	(0.76)	0.00 (2)	$11.86	5.20%	$ 69,846	1.41%	0.95%	1.86%	1.40%	147%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Rounds to less than $0.005.
(3)	Redemption fees were eliminated effective September 1, 2016.
(4)	Not annualized.
(5)	Annualized.
(6)	For the six months ended June 30, 2018. (Unaudited)

See Notes to Financial Statements.
36Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(3)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(7)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2018(8)	$10.27	0.08	(0.05)	0.03	(0.18)	—	—	(0.18)	—	$10.12	0.37% (4)	$ 39	2.29% (5)	1.20% (5)	1.72% (5)	0.63% (5)	57% (4)
December 31, 2017	$10.38	0.20	0.08	0.28	(0.27)	(0.08)	(0.04)	(0.39)	—	$10.27	2.73%	$ 106	2.22%	1.20%	1.87%	0.85%	102%
December 31, 2016	$10.47	0.15	0.64	0.79	(0.30)	(0.57)	(0.01)	(0.88)	—	$10.38	7.63%	$ 90	1.74%	1.20%	1.43%	0.89%	111%
December 31, 2015	$11.77	0.27	(0.87)	(0.60)	(0.29)	(0.45)	—	(0.74)	0.04	$10.47	-4.69%	$ 85	1.78%	1.20%	2.33%	1.75%	78%
December 31, 2014	$10.11	0.68	2.22	2.90	(0.36)	(0.88)	—	(1.24)	—	$11.77	28.66%	$ 123	2.40%	1.20%	5.61%	4.41%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	—	(0.05)	—	$10.11	1.62% (4)	$ 1	3.82% (2),(5)	0.80% (2),(5)	8.17% (2),(5)	5.15% (2),(5)	4% (4)
Class C:
June 30, 2018(8)	$10.25	0.06	(0.07)	(0.01)	(0.14)	—	—	(0.14)	—	$10.10	0.03% (4)	$ 377	3.04% (5)	1.95% (5)	1.33% (5)	0.24% (5)	57% (4)
December 31, 2017	$10.36	0.11	0.09	0.20	(0.22)	(0.06)	(0.03)	0.31	—	$10.25	1.95%	$ 484	2.97%	1.95%	1.06%	0.04%	102%
December 31, 2016	$10.47	0.08	0.63	0.71	(0.25)	(0.57)	(0.00) (6)	(0.82)	—	$10.36	6.87%	$ 546	2.49%	1.95%	0.71%	0.17%	111%
December 31, 2015	$11.77	0.17	(0.80)	(0.63)	(0.22)	(0.45)	—	(0.67)	—	$10.47	-5.18%	$ 360	2.53%	1.95%	1.58%	1.00%	78%
December 31, 2014	$10.11	0.26	2.56	2.82	(0.28)	(0.88)	—	(1.16)	—	$11.77	27.78%	$ 1	3.15%	1.95%	2.27%	1.07%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	—	(0.05)	—	$10.11	1.58% (4)	$ 1	4.54% (2),(5)	1.52% (2),(5)	7.45% (2),(5)	4.43% (2),(5)	4% (4)
Class Y:
June 30, 2018(8)	$10.25	0.12	(0.09)	0.03	(0.19)	—	—	(0.19)	—	$10.09	0.43% (4)	$ 27	2.04% (5)	0.95% (5)	2.47% (5)	1.37% (5)	57% (4)
December 31, 2017	$10.34	0.22	0.10	0.32	(0.33)	(0.04)	(0.04)	(0.41)	—	$10.25	3.19%	$ 26	1.97%	0.95%	2.12%	1.10%	102%
December 31, 2016	$10.42	0.19	0.63	0.82	(0.32)	(0.57)	(0.01)	(0.90)	—	$10.34	7.95%	$ 749	1.49%	0.95%	1.81%	1.27%	111%
December 31, 2015	$11.77	0.29	(0.83)	(0.54)	(0.38)	(0.45)	—	(0.83)	0.02	$10.42	-4.30%	$ 284	1.53%	0.95%	2.58%	2.00%	78%
December 31, 2014	$10.11	0.83	2.10	2.93	(0.39)	(0.88)	—	(1.27)	—	$11.77	28.98%	$ 118	2.15%	0.95%	6.78%	5.58%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	—	(0.05)	—	$10.11	1.64% (4)	$ 1	3.46% (2),(5)	0.44% (2),(5)	8.54% (2),(5)	5.52% (2),(5)	4% (4)
Class I:
June 30, 2018(8)	$10.21	0.12	(0.08)	0.04	(0.19)	—	—	(0.19)	—	$10.06	0.53% (4)	$26,870	2.04% (5)	0.95% (5)	2.50% (5)	1.41% (5)	57% (4)
December 31, 2017	$10.32	0.23	0.07	0.30	(0.29)	(0.08)	(0.04)	(0.41)	—	$10.21	3.00%	$23,878	1.97%	0.95%	2.22%	1.20%	102%
December 31, 2016	$10.41	0.18	0.63	0.81	(0.32)	(0.57)	(0.01)	(0.90)	—	$10.32	7.86%	$45,412	1.49%	0.95%	1.65%	1.11%	111%
December 31, 2015	$11.77	0.29	(0.82)	(0.53)	(0.38)	(0.45)	—	(0.83)	(0.00) (6)	$10.41	-4.38%	$51,792	1.53%	0.95%	2.58%	2.00%	78%
December 31, 2014	$10.11	0.38	2.55	2.93	(0.39)	(0.88)	—	(1.27)	—	$11.77	28.98%	$32,776	2.15%	0.95%	3.30%	2.10%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	—	(0.05)	—	$10.11	1.64% (4)	$25,408	3.59% (2),(5)	0.61% (2),(5)	7.58% (2),(5)	4.60% (2),(5)	4% (4)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Classes A, C, Y and I were incepted on December 11, 2013.
(2)	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 4.16% and 1.20% for Class A, 4.89% and 1.95% for Class C, 3.80% and 0.95% for Class Y and 3.93% and 0.95% for Class I, respectively.
(3)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(4)	Not annualized.
(5)	Annualized.
(6)	Rounds to less than $0.005.
(7)	Redemption fees were eliminated effective September 1, 2016.
(8)	For the six months ended June 30, 2018. (Unaudited)

See Notes to Financial Statements.
2018 Semi-Annual Report37

Brookfield Real Assets Securities Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(5)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2018(6)	$ 9.39	0.09	(0.18)	(0.09)	(0.17)	—	—	(0.17)	—	$9.13	-0.91% (3)	$ 3	1.72% (3)	1.35% (4)	1.92% (4)	1.55% (4)	30% (3)
December 31, 2017	$ 8.88	0.17	0.69	0.86	(0.25)	—	(0.10)	(0.35)	—	$9.39	9.74%	$ 3	1.82%	1.35%	1.77%	1.30%	81%
December 31, 2016	$ 8.28	0.18	0.74	0.92	(0.22)	—	(0.10)	(0.32)	—	$8.88	11.04%	$ 1	1.97%	1.35%	2.02%	1.40%	119%
December 31, 2015	$ 9.72	0.19	(1.40)	(1.21)	(0.18)	—	(0.05)	(0.23)	—	$8.28	-12.58%	$ 1	2.12%	1.35%	2.07%	1.30%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.02)	—	—	(0.02)	—	$9.72	-2.55% (3)	$ 1	3.56% (3)	1.35% (4)	2.33% (4)	0.12% (4)	7% (3)
Class C:
June 30, 2018(6)	$ 9.41	0.06	(0.17)	(0.11)	(0.13)	—	—	(0.13)	—	$9.17	-1.11% (3)	$ 1	2.47% (3)	2.10% (4)	1.27% (4)	0.90% (4)	30% (3)
December 31, 2017	$ 8.89	0.11	0.68	0.79	(0.20)	—	(0.07)	(0.27)	—	$9.41	8.94%	$ 1	2.57%	2.10%	1.18%	0.71%	81%
December 31, 2016	$ 8.29	0.16	0.71	0.87	(0.18)	—	(0.09)	(0.27)	—	$8.89	10.49%	$ 1	2.72%	2.10%	1.28%	0.66%	119%
December 31, 2015	$ 9.72	0.12	(1.38)	(1.26)	(0.13)	—	(0.04)	(0.17)	—	$8.29	-13.08%	$ 1	2.87%	2.10%	1.33%	0.56%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.02)	—	—	(0.02)	—	$9.72	-2.63% (3)	$ 1	4.31% (3)	2.10% (4)	2.25% (4)	0.04% (4)	7% (3)
Class Y:
June 30, 2018(6)	$ 9.30	0.10	(0.18)	(0.08)	(0.18)	—	—	(0.18)	—	$9.04	-0.81% (3)	$16,229	1.47% (3)	1.10% (4)	2.27% (4)	1.90% (4)	30% (3)
December 31, 2017	$ 8.83	0.20	0.64	0.84	(0.26)	—	(0.11)	(0.37)	—	$9.30	9.64%	$12,262	1.57%	1.10%	2.11%	1.64%	81%
December 31, 2016	$ 8.27	0.20	0.72	0.92	(0.25)	—	(0.11)	(0.36)	—	$8.83	11.14%	$ 4,675	1.72%	1.10%	2.30%	1.68%	119%
December 31, 2015	$ 9.72	0.24	(1.42)	(1.18)	(0.18)	—	(0.09)	(0.27)	—	$8.27	-12.32%	$ 2,058	1.87%	1.10%	2.58%	1.81%	76%
December 31, 2014(1)	$10.00	0.03	(0.28)	(0.25)	(0.03)	—	—	(0.03)	—	$9.72	-2.51% (3)	$ 1	3.31% (3)	1.10% (4)	2.36% (4)	0.15% (4)	7% (3)
Class I:
June 30, 2018(6)	$ 9.29	0.10	(0.18)	(0.08)	(0.18)	—	—	(0.18)	—	$9.03	-0.81% (3)	$65,095	1.47% (3)	1.10% (4)	2.18% (4)	1.81% (4)	30% (3)
December 31, 2017	$ 8.82	0.20	0.64	0.84	(0.26)	—	(0.11)	(0.37)	—	$9.29	9.65%	$65,283	1.57%	1.10%	2.15%	1.67%	81%
December 31, 2016	$ 8.26	0.20	0.72	0.92	(0.25)	—	(0.11)	(0.36)	—	$8.82	11.15%	$55,882	1.72%	1.10%	2.30%	1.68%	119%
December 31, 2015	$ 9.71	0.22	(1.40)	(1.18)	(0.20)	—	(0.07)	(0.27)	—	$8.26	-12.33%	$50,405	1.87%	1.10%	2.41%	1.64%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.03)	—	—	(0.03)	—	$9.71	-2.61% (3)	$24,345	3.31% (3)	1.10% (4)	2.31% (4)	0.10% (4)	7% (3)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Classes A, C, Y and I were incepted on November 19, 2014.
(2)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(3)	Not annualized.
(4)	Annualized.
(5)	Redemption fees were eliminated effective September 1, 2016.
(6)	For the six months ended June 30, 2018. (Unaudited)

See Notes to Financial Statements.
38Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2018

1.Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of six separate investment series referred to as Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), the Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”), Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”), Center Coast Brookfield MLP Focus Fund (the “Focus Fund”), and Brookfield Real Assets Debt Fund (each, a “Fund,” and collectively, the “Funds”), four of which are included in this report and are currently offered for sale. The Infrastructure Fund, Global Real Estate Fund and Real Assets Securities Fund are each a diversified open-end management investment company, and the U.S. Real Estate Fund and Focus Fund are each a non-diversified open-end management investment company. The Brookfield Real Assets Debt Fund is not currently available for purchase.
Each Fund currently has four classes of shares: Class A, Class C, Class Y and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund.
Brookfield Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Funds.
The investment objective of each Fund is to seek total return through growth of capital and current income. Each Fund's investment objective is not fundamental and may be changed by the Trust's Board of Trustees (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in each Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s net asset value (“NAV”).
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained
2018 Semi-Annual Report39

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.
Each Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
40Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers, who are subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
2018 Semi-Annual Report41

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
Infrastructure Fund
The following table summarizes the Infrastructure Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2018:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ 2,411,143	$ 2,264,304	$ —	$ 4,675,447
Canada	31,117,182	—	—	31,117,182
China	—	4,633,128	—	4,633,128
Denmark	—	4,585,965	—	4,585,965
France	—	19,029,579	—	19,029,579
Hong Kong	—	988,523	—	988,523
Italy	—	7,052,016	—	7,052,016
Japan	—	1,177,914	—	1,177,914
Mexico	3,334,830	—	—	3,334,830
New Zealand	—	2,472,176	—	2,472,176
Spain	—	9,084,342	—	9,084,342
United Kingdom	—	19,410,252	—	19,410,252
United States	120,011,060	—	—	120,011,060
Total Common Stocks	156,874,215	70,698,199	—	227,572,414
Total	$ 156,874,215	$ 70,698,199	$ —	$ 227,572,414
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2018, there were transfers from Level 1 to Level 2 of $4,718,942, which represent common stocks that were previously priced using the market close prices and are currently priced using the factor adjusted prices. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
42Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

Global Real Estate Fund
The following table summarizes the Global Real Estate Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2018:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 79,750,512	$ —	$ 79,750,512
China	—	15,781,192	—	15,781,192
France	—	76,319,902	—	76,319,902
Germany	—	90,058,432	—	90,058,432
Hong Kong	—	100,647,362	—	100,647,362
Japan	—	222,948,318	—	222,948,318
Netherlands	—	14,901,673	—	14,901,673
Singapore	—	45,894,848	—	45,894,848
Spain	—	56,012,317	—	56,012,317
United Kingdom	—	195,193,103	—	195,193,103
United States	1,142,711,190	—	—	1,142,711,190
Total Common Stocks	1,142,711,190	897,507,659	—	2,040,218,849
Total	$1,142,711,190	$ 897,507,659	$ —	$2,040,218,849
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2018, there were transfers from Level 1 to Level 2 of $68,411,076, which represent common stocks that were previously priced using the market close prices and are currently priced using the factor adjusted prices. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
U.S. Real Estate Fund
The following table summarizes the U.S. Real Estate Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2018:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 26,915,149	$ —	$ —	$ 26,915,149
Total Investments	$ 26,915,149	$ —	$ —	$ 26,915,149
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2018, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
2018 Semi-Annual Report43

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

Real Assets Securities Fund
The following table summarizes the Real Assets Securities Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2018:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ 493,041	$ 1,541,816	$ —	$ 2,034,857
Brazil	149,084	—	—	149,084
Canada	5,216,719	—	—	5,216,719
China	—	903,735	—	903,735
Denmark	—	664,633	—	664,633
France	—	4,287,156	—	4,287,156
Germany	—	1,195,433	—	1,195,433
Hong Kong	—	1,445,356	—	1,445,356
Italy	—	1,033,268	—	1,033,268
Japan	—	3,333,540	—	3,333,540
Luxembourg	124,186	—	—	124,186
Mexico	527,713	—	—	527,713
Netherlands	—	199,481	—	199,481
New Zealand	—	404,688	—	404,688
Republic of Korea	134,676	—	—	134,676
Singapore	—	590,173	—	590,173
South Africa	—	146,526	—	146,526
Spain	—	2,384,842	—	2,384,842
Switzerland	—	135,193	—	135,193
United Kingdom	—	5,674,383	—	5,674,383
United States	38,305,117	—	—	38,305,117
Total Common Stocks	44,950,536	23,940,223	—	68,890,759
Convertible Preferred Stocks:
United States	—	570,121	—	570,121
Corporate Bonds:
Canada	—	606,312	—	606,312
Luxembourg	—	385,563	—	385,563
United States	—	6,672,816	—	6,672,816
Total Corporate Bonds	—	7,664,691	—	7,664,691
Preferred Stocks:
United States	1,893,711	—	—	1,893,711
Total	$ 46,844,247	$ 32,175,035	$ —	$ 79,019,282
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2018, there were transfers from Level 1 to Level 2 of $1,456,272, which represents a common stock that was previously priced using the market close price and is currently priced using the factor adjusted price. There were also transfers from Level 2 to Level 1 of $326,376, which represents a convertible preferred stock that was previously priced using the mean of the bid and ask price and is currently priced using the market close price and $115,069, which represents a preferred stock that was previously priced using the mean of the bid and ask price and is currently priced using the market close price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
44Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on Statement of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT's ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts.
Master Limited Partnerships: A master limited partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Infrastructure Fund and Real Assets Securities Fund invest in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Funds and could cause a greater portion of the income and gain allocated to the Funds to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Funds distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Funds from investments in MLPs in a given year generally will reduce the Funds’ taxable income (and earnings and profits), but those deductions may be recaptured in the Funds’ taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.
Return of Capital Estimates: A distribution received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended June 30, 2018, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.
Partnership Accounting Policy: The Funds record their distributions as income (loss) and capital gains/(losses) based on the pro-rata share of income/(loss) and gains/(losses) of the underlying partnership. Distributions received in excess of income and gains is treated as an adjustment of cost basis. These amounts are included in the Fund’s Statement of Operations.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. The Funds do not isolate the portion of unrealized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held.
2018 Semi-Annual Report45

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution fees, which are unique to each class of shares.
Distributions: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
New Accounting Pronouncements: In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
3.Investment Advisory Agreements and Related Party Transactions
The Adviser currently serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:
46Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

	Annual Advisory Fee Rate	Annual Expense Cap
Infrastructure Fund
Class A	0.85%	1.35%
Class C	0.85%	2.10%
Class Y	0.85%	1.10%
Class I	0.85%	1.10%
Global Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class Y	0.75%	0.95%
Class I	0.75%	0.95%
U.S. Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class Y	0.75%	0.95%
Class I	0.75%	0.95%
Real Assets Securities Fund
Class A	0.85%	1.35%
Class C	0.85%	2.10%
Class Y	0.85%	1.10%
Class I	0.85%	1.10%
Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented below, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business) at certain levels. The Expense Limitation Agreements will continue until at least May 1, 2019 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, any waivers and/or reimbursements made by the Adviser are subject to recoupment from a Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to the Adviser and remain in compliance with the expense cap in effect at the time the waivers and/or reimbursements occurred.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:
Expiration Period	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Less than 1 year	$312,604	$1,006,908	$251,511	$ 346,798
Within 1 to 2 years	244,946	820,133	283,782	357,320
Within 2 to 3 years	352,175	682,463	287,875	313,948
Total amount subject to recoupment	$909,725	$2,509,504	$823,168	$1,018,066
For the six months ended June 30, 2018, the Adviser did not recoup any expenses.
2018 Semi-Annual Report47

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

Each Fund has entered into separate Administration Agreements with the Adviser and the Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC (the “Sub-Administrator”). The Adviser and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. For its services under the Administration Agreements, the Adviser receives from each Fund, respectively, an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears. The Adviser is responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
4.Purchases and Sales of Investments
Purchases and sales of investments, excluding U.S. Government securities, for the six months ended June 30, 2018 were as follows:
Fund	Purchases	Sales
Infrastructure Fund	$ 81,224,538	$ 88,982,242
Global Real Estate Fund	1,002,339,487	875,756,989
U.S. Real Estate Fund	16,301,365	13,488,731
Real Assets Securities Fund	29,053,293	22,801,331
During the six months ended June 30, 2018, there were no transactions in U.S. Government securities.
5.Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers four classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
	Brookfield Global Listed Infrastructure Fund
	2018 [1]		2017 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	20,150	$ 251,274	86,011	$ 1,091,641
Reinvestment of distributions	8,378	100,180	38,908	492,917
Redemptions	(478,161)	(6,044,324)	(808,956)	(10,312,807)
Net Decrease	(449,633)	$(5,692,870)	(684,037)	$ (8,728,249)
Class C	Shares	Amount	Shares	Amount
Subscriptions	10,315	$ 123,491	36,948	$ 454,176
Reinvestment of distributions	8,782	103,666	21,487	269,102
Redemptions	(182,349)	(2,209,899)	(386,961)	(4,876,030)
Net Decrease	(163,252)	$(1,982,742)	(328,526)	$ (4,152,752)
48Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

	Brookfield Global Listed Infrastructure Fund
	2018 [1]		2017 [2]
Class Y	Shares	Amount	Shares	Amount
Subscriptions	1,314,757	$ 16,266,047	1,646,743	$ 20,945,129
Reinvestment of distributions	82,191	984,499	141,443	1,796,029
Redemptions	(1,014,240)	(12,643,644)	(2,663,705)	(33,815,660)
Net Increase (Decrease)	382,708	$ 4,606,902	(875,519)	$(11,074,502)
Class I	Shares	Amount	Shares	Amount
Subscriptions	1,172,464	$ 14,900,000	1,994,642	$ 24,787,475
Reinvestment of distributions	239,702	2,873,046	523,553	6,657,351
Redemptions	(1,838,041)	(23,625,835)	(2,487,101)	(32,093,313)
Net Increase (Decrease)	(425,875)	$ (5,852,789)	31,094	$ (648,487)

	Brookfield Global Listed Real Estate Fund
	2018 [1]		2017 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	89,014	$ 1,161,389	180,537	$ 2,352,612
Reinvestment of distributions	8,417	106,928	23,441	302,565
Redemptions	(249,253)	(3,200,878)	(857,587)	(11,139,645)
Net Decrease	(151,822)	$ (1,932,561)	(653,609)	$ (8,484,468)
Class C	Shares	Amount	Shares	Amount
Subscriptions	19,258	$ 247,518	67,507	$ 873,756
Reinvestment of distributions	3,635	46,043	8,647	111,258
Redemptions	(128,117)	(1,617,688)	(157,256)	(2,028,212)
Net Decrease	(105,224)	$ (1,324,127)	(81,102)	$ (1,043,198)
Class Y	Shares	Amount	Shares	Amount
Subscriptions	24,597,515	$(206,850,916)	64,296,338	$ 836,275,079
Reinvestment of distributions	1,642,103	20,959,950	3,052,531	39,559,599
Redemptions	(16,157,654)	(206,850,916)	(38,942,832)	(507,450,452)
Net Increase (Decrease)	10,081,964	$(392,741,882)	28,406,037	$ 368,384,226
Class I	Shares	Amount	Shares	Amount
Subscriptions	1,340,648	$ 17,154,732	14,512,360	$ 189,951,629
Reinvestment of distributions	593,539	7,564,976	1,139,083	14,758,362
Redemptions	(3,382,971)	(44,154,776)	(9,409,180)	(122,894,671) [3]
Net Increase (Decrease)	(1,448,784)	$ (19,435,068)	6,242,263	$ 81,815,320

2018 Semi-Annual Report49

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

	Brookfield U.S. Listed Real Estate Fund
	2018 [1]		2017 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	1,131	$ 10,375	5,576	$ 57,721
Reinvestment of distributions	55	526	107	1,102
Redemptions	(7,644)	(73,013)	(4,056)	(41,831)
Net Increase (Decrease)	(6,458)	$ (62,112)	1,627	$ 16,992
Class C	Shares	Amount	Shares	Amount
Subscriptions	4,666	$ 42,924	593	$ 6,065
Reinvestment of distributions	595	5,631	1,484	15,152
Redemptions	(15,121)	(137,871)	(7,604)	(79,765)
Net Decrease	(9,860)	$ (89,316)	(5,527)	$ (58,548)
Class Y	Shares	Amount	Shares	Amount
Subscriptions	5	$ 42	25,256	$ 263,974
Reinvestment of distributions	52	495	481	4,866
Redemptions	—	—	(95,533)	(972,617)
Net Increase (Decrease)	57	$ 537	(69,796)	$ (703,777)
Class I	Shares	Amount	Shares	Amount
Subscriptions	292,005	$2,710,000	—	$ —
Reinvestment of distributions	41,511	392,796	100,310	1,018,544
Redemptions	—	—	(2,161,476)	(22,176,747) [4]
Net Increase (Decrease)	333,516	$3,102,796	(2,061,166)	$(21,158,203)

	Brookfield Real Assets Securities Fund
	2018 [1]		2017 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	252	$ 2,394
Reinvestment of distributions	2	19	4	37
Redemptions	—	—	—	—
Net Increase	2	$ 19	256	$ 2,431
Class C	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	—	$ —
Reinvestment of distributions	2	14	3	29
Redemptions	—	—	—	—
Net Increase	2	$ 14	3	$ 29
Class Y	Shares	Amount	Shares	Amount
Subscriptions	546,250	$4,932,287	860,716	$8,015,536
Reinvestment of distributions	34,911	307,693	35,976	331,366
Redemptions	(104,929)	(925,323)	(107,361)	(996,565)
Net Increase	476,232	$4,314,657	789,331	$7,350,337
50Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

	Brookfield Real Assets Securities Fund
	2018 [1]		2017 [2]
Class I	Shares	Amount	Shares	Amount
Subscriptions	56,403	$ 504,800	448,982	$4,179,695
Reinvestment of distributions	126,288	1,111,350	244,057	2,240,628
Redemptions	(4,082)	(36,700)	—	—
Net Increase	178,609	$1,579,450	693,039	$6,420,323

1 For the Six Months Ended June 30, 2018.
2 For the Year Ended December 31, 2017.
3 Includes an in-kind redemption which resulted in a realized loss of $(5,108,418).
4 Includes an in-kind redemption which resulted in a realized loss of $(1,077,082).
6.Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2018 for the Trust is $75,000,000. For the six months ended June 30, 2018, the average interest rate on the outstanding principal amount for the Infrastructure Fund and Global Real Estate Fund was 4.27% and 4.25%, respectively. Advances are not collateralized by a first lien against a Fund’s assets.
During the six months ended June 30, 2018, the Infrastructure Fund and Global Real Estate Fund utilized the credit facility for 4 days and 3 days, respectively, and had an outstanding average daily loan balance of $2,229,750 and $1,158,000, respectively. The maximum amount outstanding during the period was $3,393,000 and $2,281,000, respectively, and the interest expense amounted to $1,058 and $410, respectively. The U.S. Real Estate Fund and Real Assets Securities Fund did not utilize the credit facility during the period. At June 30, 2018, the Funds did not have an amount outstanding on the credit facility.
7.Federal Income Tax Information
Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of December 31, 2017, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2017, open taxable periods consisted of the taxable years ended December 31, 2015 through December 31, 2017. No examination of the Funds’ tax returns is currently in progress.
2018 Semi-Annual Report51

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Funds' most recently completed tax year-end of December 31, 2017.
The tax character of distributions paid for the year ended December 31, 2017 were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Ordinary income (including short-term capital gains)	$ 6,475,605	$75,313,993	$ 851,063	$1,994,116
Long-term capital gains	—	—	241,912	—
Return of capital	3,588,998	—	90,648	845,488
Total distributions	$10,064,603	$75,313,993	$1,183,623	$2,839,604
At December 31, 2017, the Funds' most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Post-October loss	$ (401,998)	$(8,353,612)	$(598,216)	$ —
Capital loss carryforward(1)	(27,030,767)	—	—	(5,031,957)
Other accumulated losses	(5,414,289)	—	—	(301,752)
Tax basis unrealized appreciation on investments and foreign currency	40,082,635	66,462,745	979,363	4,324,869
Total tax basis net accumulated gains (losses)	$ 7,235,581	$ 58,109,133	$ 381,147	$(1,008,840)

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2017, the Infrastructure Fund's capital loss carryforwards was $27,030,767 from short-term capital gains, the Real Assets Securities Fund's capital loss carryforwards were $3,069,441 from short-term capital gains and $1,962,516 from long-term capital gains which will not expire. As of December 31, 2017, the Global Real Estate Fund and U.S. Real Estate Fund had no capital loss carryforwards.
Federal Income Tax Basis: The federal income tax basis of each Fund's investments, not including foreign currency translation, at December 31, 2017 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$ 200,830,678	$ 48,665,127	$ (8,583,209)	$40,081,918
Global Real Estate Fund	1.879,166,665	160,823,200	(94,410,888)	66,412,312
U.S. Real Estate Fund	23,174,396	1,826,350	(846,987)	979,363
Real Assets Securities Fund	70,380,105	7,580,835	(3,257,821)	4,323,014
Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
52Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

8.Indemnification
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
9.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that herein, there are no additional events that require recognition or disclosure in the financial statements.
2018 Semi-Annual Report53

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement  (Unaudited)
June 30, 2018

At an in-person meeting held on May 16-17, 2018, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the investment advisory agreements (the "Advisory Agreements") between Brookfield Investment Management Inc. (the "Adviser") and the Funds. In approving the Advisory Agreements, the Board, including a majority of the Independent Trustees, determined that the fee structures were fair and reasonable and that approval of the Advisory Agreements was in the best interests of each Fund and its shareholders. The Board of Trustees considered a wide range of information, including information regularly received from the Adviser at the quarterly Board meetings. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.
NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through Board meetings, conversations and reports. The Board noted that the Adviser is responsible for managing the Funds' investment programs, the general operations and the day-to-day management of the Funds and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Adviser and its affiliates are satisfactory. The Board’s conclusion was based, in part, upon services provided to the Funds such as quarterly reports provided by the Adviser: 1) comparing the performance of each Fund with a peer group, 2) showing that the investment policies and restrictions for each Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Adviser's and the Funds' codes of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Adviser as an investment adviser and the experience of the team of portfolio managers that manages the Funds and its current experience in acting as an investment adviser to other investment funds and institutional clients.
INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year and a comparative and risk-adjusted performance report prepared by management, particular attention in assessing the performance was given to a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report compared the performance of each of the Brookfield Global Listed Infrastructure Fund and the Brookfield Global Listed Real Estate Fund with its peer group of other funds (the “Performance Universe”), as selected by Broadridge, for the one-, two-, three-, four- and five-year periods ended March 31, 2018. The Board noted that the Brookfield Global Listed Infrastructure Fund performed below the median of its Performance Universe for all periods. The Brookfield Global Listed Real Estate Fund performed below the median of its Performance Universe for the one- and three-year periods and above the median of its Performance Universe for the two-, four- and five-year periods ended March 31, 2018. Since the Brookfield Real Assets Securities Fund had only been in operation since November 19, 2014, its performance was compared with its Performance Universe for the one-, two- and three-year periods ended March 31, 2018. The Board noted that the Brookfield Real Assets Securities Fund performed below the median of its Performance Universe for all periods. Although not included in the Broadridge Report, the Board reviewed the performance report prepared by management that compared the performance of the Brookfield U.S. Listed Real Estate Fund with its peer universe and Morningstar category peers for the one-, two- and three-year periods ended March 31, 2018 and since inception. The Board noted that the Brookfield U.S. Listed Real Estate Fund performed below the median of both its Morningstar category peers and its peer universe for all periods. Based on the Adviser’s discussion of the current markets and its positioning of each Fund’s portfolio, as well as the Adviser’s explanation of each Fund’s performance in the current market, the Board concluded that each Fund's performance was satisfactory.
PROFITABILITY. The Board also considered the level of profits expected to be realized by the Adviser and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Adviser for its management of the Brookfield fund complex, as well as its expected profits and that of its affiliates for providing administrative support for the Funds. In analyzing the Adviser’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Funds, as well as the non-Fund and non-advisory business activities. The Board further noted that the methodology followed in allocating costs to the Funds appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted
54Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement  (Unaudited) (continued)
June 30, 2018

that the Adviser agreed to extend its contractual expense waiver for the Funds, in order to limit the Funds’ net operating expenses. The Board concluded that the expected profitability to the Adviser from the Funds was reasonable.
MANAGEMENT FEES AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of each Fund’s expenses. To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board referred to the Broadridge Report that showed comparative fee information for each Fund’s peer group and/or peer universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to the Adviser, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund’s total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by the Adviser with respect to the Funds. The Board also considered the various expense components of the Funds and compared each Fund’s net expense ratio (taking into account the contractual fee caps) to those of other funds within its peer group and/or peer universe as a guide to help assess the reasonableness of the Fund’s management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the peer groups and peer universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether the Adviser was providing services at a cost that was competitive with other, similar funds.
The Board noted that the Brookfield Global Listed Infrastructure Fund’s actual management fees were above the medians of its peer group and peer universe, and also noted that the Fund’s total expenses were above the medians of its peer group and peer universe. The Board noted that the Brookfield Global Listed Real Estate Fund’s actual management fees were above the medians of its peer group and peer universe, and also noted that the Fund’s total expenses were below the medians of its peer group and peer universe. The Board noted that the Brookfield Real Assets Securities Fund’s actual management fees were below the medians of its peer group and peer universe, and also noted that the Fund’s total expenses were above the medians of its peer group and peer universe. Although not included in the Broadridge Report, the Board reviewed a report prepared by management that provided comparative fee and expense information of the Brookfield U.S. Listed Real Estate Fund with its peer universe and Morningstar category. The Board noted that the Brookfield U.S. Listed Real Estate Fund’s actual management fees were above the median of its peer group and peer universe, and also noted that the Fund’s total expenses were above the medians of its peer group and peer universe.
The Board also considered the management fees received by the Adviser with respect to other registered funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board further noted that the Adviser serves as subadviser to certain of these similar registered funds and observed that the services the Adviser provides as subadviser are much more limited in scope than in its role as investment manager and adviser to the Funds. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees the Adviser was receiving from other registered funds and accounts for which it serves as adviser or subadviser, to the extent applicable. The Board concluded that each Fund’s management fees and total expenses were reasonable.
ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Funds grow. The Board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Funds, while the Funds’ expense limitation agreement with the Adviser served to limit the Funds’ expenses until the Funds had the opportunity to grow their assets.
In considering the approval of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Independent Trustees, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreements; the Adviser was continuing to take steps to address the Funds’ performance; and the proposed Advisory fees are fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser.
After carefully reviewing all of these factors, the Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreements.
2018 Semi-Annual Report55

BROOKFIELD INVESTMENT FUNDS
Joint Notice of Privacy Policy  (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
56Brookfield Investment Management Inc.

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Corporate Information

Investment Adviser and Administrator
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfield.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: funds@brookfield.com
Transfer Agent
Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-244-4859
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Paul Hastings LLP
200 Park Avenue
New York, New York 10166
Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
777 E Wisconsin Avenue
Milwaukee, Wisconsin 53202
Trustees of the Fund
Edward A. Kuczmarski	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Trustee
Stuart A. McFarland	Trustee
David Levi	Trustee (Interested)

Officers of the Fund
Brian F. Hurley	President
Angela W. Ghantous	Treasurer
Casey Tushaus	Assistant Treasurer
Mohamed Rasul	Assistant Treasurer
Thomas D. Peeney	Secretary
Adam R. Sachs	Chief Compliance Officer

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov. In addition, the Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Funds' proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.

Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfield.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11. Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)            As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)    None.

(2)    A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)    Not applicable.

(b)        A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(4)    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: August 31, 2018

By:	/s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: August 31, 2018